                                     N-14/A
                             Pre-Effective Amendment

     As filed with the Securities and Exchange Commission on April 15, 2002

                    Registration Nos. 333-84250 and 811-3706

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. __1__ [X]
                     Post-Effective Amendment No. _____ [ ]

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               AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: April 15, 2002

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 2-82734 and 811-3706) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

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[photo of covered bridge]

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PROSPECTUS AND PROXY STATEMENT

APRIL 15, 2002

California Insured Tax-Free Fund

IMPORTANT VOTING INFORMATION INSIDE

[american century logo (reg. sm) and text logo)

                             American Century Investments
                                 P.O. Box 419200
                          Kansas City, Missouri 64141-6200

April 15, 2002

Dear American Century California Insured Tax-Free Fund Shareholder:

I am writing to ask for your support of important proposals affecting your fund.
The  proposals will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, August 2, 2002. Please take a few minutes to read the enclosed materials, complete  and sign the proxy voting card and mail it back to
us.

At the Special Meeting, you are being asked to elect nominees to serve on the
Board of Trustees of your fund. The enclosed materials give more detailed information about the  nominees. We encourage you to vote "FOR" all the nominees.

Also, as a shareholder of American Century California Insured Tax-Free Fund, you
are  being asked to approve the combination of your fund with the American
Century California Long-Term Tax-Free Fund.

The reason for the combination is twofold. First, the reorganization will combine funds with similar investment objectives and strategies. Second, management believes it will be more  efficient to have the funds' portfolio management team focus on a single, larger portfolio of assets rather than continue to manage similar, smaller portfolios.

The Board of Trustees of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

Please don't put these materials aside, thinking that you will return to them at another time.  If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE TAKE A
FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND VOTE YOUR SHARES TODAY. If you
have any questions  or need any help in voting your shares, please call us at
1-800-331-8331.

To more efficiently handle this proxy solicitation, we have hired Alamo Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ask if you have questions or concerns about the voting process and to assist you with your vote.

I appreciate your consideration of these important proposals. Thank you for investing with American Century and for your continued support.

Sincerely,

/s/Bill Lyons
William M. Lyons President

IMPORTANT INFORMATION YOU SHOULD CONSIDER

The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the  information or topics that you think are important and, as a result, is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. Please read all the enclosed proxy materials before voting. PLEASE
REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

WHAT IS THE PURPOSE OF THE UPCOMING MEETING?

At the Special Meeting, you are being asked to elect nominees to serve on the
Board of Trustees of American Century  California Tax-Free and Municipal Funds.
In addition, your Board of Trustees has recommended combining California Insured
Tax-Free into California Long-Term Tax-Free. This combination requires approval of California Insured Tax-Free shareholders. The Special Meeting to vote on these proposals will be held on Friday, August 2, 2002, at 10:00 a.m. (Central
Time) at American Century Tower I, 4500 Main Street, Kansas City, Missouri.
Shareholders of record as of the close of business on April 5, 2002, are eligible to vote.

WHO ARE THE NOMINEES FOR TRUSTEE? HAVE ALL OF THEM BEEN ELECTED BEFORE?

The Nominating Committee of your Board of Trustees has proposed that shareholders elect eight members to the Board of Trustees of American Century
California Tax-Free and Municipal Funds. The nominees are:

   Albert Eisenstat
   Ronald J. Gilson
   Kathryn A. Hall
   William M. Lyons
   Myron S. Scholes
   Kenneth E. Scott
   James E. Stowers III
   Jeanne D. Wohlers

Albert Eisenstat, Kathryn A. Hall and William M. Lyons are being considered by shareholders for the first time. A full  discussion of the proposal to elect
Trustees begins on page 7.

WHEN WILL THE PROPOSAL REGARDING THE TRUSTEES TAKE EFFECT IF IT IS APPROVED?

The proposal regarding the Trustees will be effective immediately upon approval

WHY IS THE REORGANIZATION BEING PROPOSED?

The reorganization seeks to improve operational and investment management efficiencies by combining funds with similar investment objectives and investment policies, approaches, procedures and portfolio securities. Combining these similar funds will permit the portfolio management team to focus its resources on a single, larger fund, rather than divide its time between similar, smaller funds.

HOW WILL THE REORGANIZATION BE ACCOMPLISHED?

Shareholders of California Insured Tax-Free are being asked to approve the combination of their fund with California Long-Term Tax-Free according to the
Agreement and Plan of Reorganization described on page 16. The reorganization will take the form of a transfer of assets by California Insured Tax-Free in exchange for shares of California Long-Term Tax-Free. California Insured
Tax-Free will then make a liquidating distribution to its shareholders of the
California Long-Term Tax-Free shares received in the exchange.

WHAT WILL SHAREHOLDERS GET IF THE REORGANIZATION IS APPROVED?

As a result of the liquidating distribution, you will receive shares of
California Long-Term Tax-Free in an amount equal to the value of your California
Insured Tax-Free shares on the date the combination takes place (probably
September 3, 2002). The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization. However, because the net asset value (price per share) of
California Long-Term Tax-Free may be different from the net asset value of
California Insured Tax-Free, you may receive a different number of shares than the number of shares of California Insured Tax-Free that you have. After the reorganization, you will own shares of California Long-Term Tax-Free rather than shares of California Insured Tax-Free.

DO CALIFORNIA INSURED TAX-FREE SHAREHOLDERS HAVE RIGHTS OF SHARE APPRAISAL?

No. Shareholders are not entitled to any right of share appraisal under
Massachusetts law. Shareholders do have, however,  the right to redeem their
California Insured Tax-Free shares until the reorganization. Thereafter, they may redeem the  California Long-Term Tax-Free shares received in the reorganization at the then-current net asset value of the fund.

WHY DID THE BOARD OF TRUSTEES APPROVE THE REORGANIZATION?

After reviewing many factors, your Board of Trustees unanimously determined that the reorganization was in the best  interest of California Insured Tax-Free and its shareholders. Some of the factors considered include:

* The potential for enhanced investment performance and increased efficiency of operations.

* The expense ratio for shareholders will not change as a result of the reorganization.

* The similarity of investment objectives, policies, restrictions and portfolio securities.

* The benefits that may result to the advisor and its affiliates if the reorganization is consummated.

* The tax consequences to shareholders and the funds if the reorganization is consummated.

WILL THE EXCHANGE OF CALIFORNIA INSURED TAX-FREE SHARES FOR SHARES OF CALIFORNIA
LONG-TERM TAX-FREE CAUSE SHAREHOLDERS TO REALIZE INCOME OR CAPITAL GAINS FOR TAX
PURPOSES?

No. The exchange of shares in the reorganization will be tax free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes. Your tax basis and holding period for your shares will be unchanged.

HOW DOES THE TOTAL EXPENSE RATIO OF CALIFORNIA LONG-TERM TAX-FREE COMPARE TO
THAT OF CALIFORNIA  INSURED TAX-FREE?

The total expense ratios of the funds are the same.

IS CALIFORNIA LONG-TERM TAX-FREE RISKIER THAN CALIFORNIA INSURED TAX-FREE?

Only slightly. California Insured Tax-Free invests in long-term, insured debt securities with interest payments exempt from federal and California income taxes. California Long-Term Tax-Free invests in long-term investment-grade debt securities that have interest payments exempt from federal and California income taxes, but that are not necessarily insured. In general,  therefore, California
Long-Term Tax-Free may be more sensitive to credit risk than California Insured
Tax-Free. However, a significant portion of the investment-grade debt securities purchased by California Long-Term Tax-Free are issued with  insurance, making the fund's investment portfolio substantially similar to that of California
Insured Tax-Free. Both funds have weighted average maturities of 10 years or longer, making their sensitivity to interest rate changes substantially similar.

WHEN AND HOW WILL THE REORGANIZATION TAKE PLACE?

Subject to receiving shareholder approval, the reorganization is scheduled to take place on September 3, 2002. After the funds have calculated the value of their assets and liabilities on August 30, 2002, California Insured Tax-Free will transfer its assets and liabilities to California Long-Term Tax-Free in exchange for the appropriate number of California Long-Term Tax-Free shares.
California Insured Tax-Free will then make a liquidating distribution of those
California Long-Term Tax-Free shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE
VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF THIS REORGANIZATION.

WILL THE REORGANIZATION AFFECT THE MANAGEMENT TEAM OF CALIFORNIA LONG-TERM
TAX-FREE?

No. American Century Investment Management, Inc. will continue to manage the assets of California Long-Term Tax-Free after the reorganization, and the portfolio management team of California Insured Tax-Free also serves as the portfolio management team of California Long-Term Tax-Free.

HOW WILL DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE RIGHTS
CHANGE AS A RESULT OF THE REORGANIZATION?

They won't. California Long-Term Tax-Free has the same distribution, purchase and exchange policies and procedures as California Insured Tax-Free.

                                                                           3

HOW WILL THE PROPOSED CHANGES AFFECT SHAREHOLDER ACCOUNTS?

If the reorganization is approved, California Insured Tax-Free will be combined with California Long-Term Tax-Free  and your services will be transferred.
American Century will ensure your services will continue and no action is required  on your part. The following information should answer many questions you may have about services and transactions during the proxy period.

ACCOUNT NUMBER

Your account number will change and you will receive a transaction confirmation with the new number in early September.

AUTOMATIC SERVICES

If you have any of the services listed below, they will be transferred and you will receive a service update as a confirmation.

* automatic investments  * direct deposits
* automatic exchanges    * dividend options
* automatic redemptions  * required minimum distributions
* automatic transfers

If you have any of these services, they will occur in August as scheduled unless we contact you for instructions.

TRANSACTIONS

* Purchases may be made into your current account until August 16.

* You may continue to make exchanges or redemptions on your current account through August 30.

IF SHAREHOLDERS SEND THEIR PROXIES IN NOW AS REQUESTED, CAN THEY CHANGE THEIR
VOTE LATER?

Yes. A proxy can be revoked at any time using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person. EVEN IF YOU PLAN TO ATTEND THE MEETING TO VOTE IN PERSON, WE ASK THAT
YOU RETURN THE ENCLOSED PROXY VOTE CARD. DOING SO WILL HELP US ACHIEVE A QUORUM
FOR THE MEETING.

HOW DO SHAREHOLDERS VOTE THEIR SHARES?

We've made it easy for you. You can vote online, by phone, mail or fax. To vote online, access the Web site listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by telephone, call the toll-free number listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by mail, complete, sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote by fax, send your completed card to the toll-free number listed on your proxy card.

Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the recommendation of your
Board of Trustees and vote it "FOR" all proposals. You also may vote in person at the meeting on Friday, August 2, 2002.

WHERE CAN SHAREHOLDERS GET MORE INFORMATION ABOUT THE FUNDS?

A copy of California Long-Term Tax-Free's Prospectus accompanies this proxy statement. In addition, the Management's Discussion and Analysis of Fund
Performance portion of California Long-Term Tax-Free's most recent Annual Report to Shareholders is included in this document beginning on page 22. If you would like a copy of California Insured Tax-Free's prospectus or either fund's
Statement of Additional Information or most recent annual or semiannual report, please call us at 1-800-331-8331.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

             AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
                         American Century Investments
                                P. O. Box 419200
                       Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                      TO BE HELD ON FRIDAY, AUGUST 2, 2002

To American Century California Insured Tax-Free Shareholders:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century California Insured Tax-Free Fund, a portfolio of American
Century California Tax-Free and Municipal Funds ("California Insured Tax-Free")
will be held at American Century Tower I, 4500 Main Street, Kansas City,
Missouri, on Friday, August 2, 2002, at 10:00 a.m. (Central Time) for the
following purposes:

PROPOSAL 1. To elect a Board of Trustees of eight members to hold office until their successors are duly elected and qualified;

PROPOSAL 2. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

(a)  the transfer of substantially all of the assets and liabilities of
     California Insured Tax-Free to the American Century California Long-Term
     Tax-Free Fund, another investment portfolio of American Century California
     Tax-Free and Municipal Funds ("California Long-Term Tax-Free"), in
     exchange for shares in California Long-Term Tax-Free; and

(b)  the distribution of California Long-Term Tax-Free shares to the shareholders of California Insured Tax-Free according to their respective interests.

PROPOSAL 3. To transact such other business as may properly come before the
Special Meeting or any adjournment(s) thereof.

Information regarding the nominees for the Board of Trustees begins on page 7 of this Combined Prospectus/Proxy Statement. The proposed reorganization, the
Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement.

Shareholders of record as of the close of business on April 5, 2002, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Trustees of American
Century California Tax-Free and Municipal Funds. Please return your proxy card even if you are planning to attend the meeting. This is important to ensure a quorum at the meeting. Proxies may be revoked at any time before they are exercised using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person.

/s/David C. Tucker
David C. Tucker
Senior Vice President

April 15, 2002

                                                                           5

COMBINED PROSPECTUS/PROXY STATEMENT

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

April 15, 2002

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Trustees of American Century California
Tax-Free and Municipal Funds on behalf of its California Insured Tax-Free Fund
("California Insured Tax-Free"), in connection with a Special Meeting of
Shareholders to be held on Friday, August 2, 2002, at 10:00 a.m. (Central Time)
at American Century Tower I, 4500 Main Street, Kansas City, Missouri.

At the Special Meeting, shareholders of California Insured Tax-Free are being asked to elect a Board of Trustees of eight members to hold office until their successors are duly elected and qualified.

In addition, shareholders of California Insured Tax-Free are being asked to approve the combination of their fund with the American Century California
Long-Term Tax-Free Fund, another series of American Century California Tax-Free and Municipal Funds ("California Long-Term Tax-Free").

The funds are similarly managed, diversified, open-end mutual funds that invest in a similar mix of fixed-income securities. The purpose of the reorganization is to streamline American Century's fixed-income lineup and to achieve management and operational efficiencies. Combining these similar funds as described further in this Combined Prospectus/Proxy Statement will help achieve this objective. Each fund has shares registered with the Securities and Exchange
Commission.

This Combined Prospectus/Proxy Statement constitutes the proxy statement of your fund for the Special Meeting of Shareholders and a prospectus for the California
Long-Term Tax-Free shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposals. You should retain this document for future reference.
A Statement of Additional Information about California Long-Term Tax-Free, dated
January 1, 2002, has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement  of Additional Information may be obtained without charge upon request by calling us at 1-800-331-8331 or writing to us at American Century Investments, 4500 Main Street, P. O. Box
419200, Kansas City, Missouri 64141-6200.

The principal executive offices of California Insured Tax-Free and California
Long-Term Tax-Free are located at American Century Investments, 4500 Main
Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. The funds' telephone number  is 1-800-345-2021.

The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made,  such other information or representations must not be relied upon as having been authorized by California Insured Tax-Free, California
Long-Term Tax-Free or anyone affiliated with American Century Investments.

PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING
ONLY AND IS NOT A SHAREHOLDER SEMINAR.

PROPOSAL 1: ELECTION OF TRUSTEES

NOMINEES

The Board of Trustees of American Century California Tax-Free and Municipal
Funds has nominated eight individuals (the "Nominees") for election to the
Board. At the meeting, the shareholders of California Insured Tax-Free will be asked to elect eight members to the American Century California Tax-Free and
Municipal Funds Board of Trustees. It is intended that the enclosed Proxy will be voted for the election of the eight persons named below as Trustees, unless such authority has been withheld in the Proxy. The term of office of each person elected will be until his or her successor is duly elected and shall qualify.
Information regarding each Nominee is set forth below.

Shareholders are being asked to elect the Nominees to serve as Trustees of the
American Century California Tax-Free and Municipal Funds (the "Trust") Board of
Trustees in order to ensure that at least two-thirds of the members of the Board have been elected by the shareholders of the Trust as required by the Investment
Company Act of 1940, as amended (the "Investment Company Act"). The Investment
Company Act provides that vacancies on the Board of Trustees may not be filled by Trustees unless thereafter at least two-thirds of the Trustees shall have been elected by shareholders. To ensure continued compliance with this requirement without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this Special Meeting to elect the eight Trustees to hold office until the next meeting of shareholders. Consistent with the provisions of the Trust's bylaws, and as permitted by Massachusetts law, the Trust does not anticipate holding annual shareholder meetings. Thus, the Trustees will be elected for indefinite terms, subject to termination or resignation. Each Nominee has indicated a willingness to serve as a member of the Board of Trustees if elected. If any of the Nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. However, the advisor has no reason to believe that any Nominee will be unavailable for election. In evaluating the Nominees, the Trustees took into account their background and experience, including their familiarity with the issues relating to these types of funds and investments as well as their careers in business, finance, marketing and other areas. The
Trustees also considered the experience of the Nominees as Trustees or Directors of certain American Century funds

INFORMATION REGARDING NOMINEES

The individuals listed in the table below serve as trustees or officers of
California Insured Tax-Free and California Long-Term Tax-Free. Trustees listed as interested persons of the funds (as defined in the Investment Company Act)
are "interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment adviser, American Century Investment Management, Inc. (ACIM);
the funds' principal underwriter, American Century Investment Services, Inc.
(ACIS); and the funds' transfer agent, American Century Services Corporation
(ACSC).

The other Trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers  with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                            7

                                                                                          Number of
                                                                                          Portfolios
                                                                                          in Fund
                                             Length                                       Complex            Other
                            Position(s)      of Time                                      Overseen           Directorships
                            Held with        Served     Principal Occupation(s)           by                 Held by
Name, Address (Age)         Fund             (years)    During Past 5 Years               Trustee            Trustee
------------------------------------------------------------------------------------------------------------------------------------

Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------

James E. Stowers III        Trustee,         6          Co-Chairman, ACC                  76                 None
4500 Main Street            Chairman                    (September 2000 to present)
Kansas City, MO 64111       of the                      Co-Chief Investment Officer,
(42)                        Board                       U.S. Equities (September 2000
                                                        to February 2001)
                                                        Chief Executive Officer, ACC
                                                        ACIM, ACSC and
                                                        other ACC subsidiaries
                                                        (June 1996 to September 2000)
                                                        President, ACC (January 1995
                                                        to June 1997)
                                                        President, ACIM and ACSC
                                                        (April 1993 to August 1997)
                                                        Director, ACC, ACIM, ACSC
                                                        and other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------

William M. Lyons            Trustee          1          Chief Executive Officer, ACC      38                 None
4500 Main Street                                        and other ACC subsidiaries
Kansas City, MO 64111                                   (September 2000 to present)
(46)                                                    President, ACC
                                                        (June 1997 to present)
                                                        Chief Operating Officer
                                                        ACC (June 1996 to
                                                        September 2000)
                                                        General Counsel, ACC, ACIM,
                                                        ACIS, ACSC and other ACC
                                                        subsidiaries (June 1989 to
                                                        June 1998)
                                                        Executive Vice President,
                                                        ACC (January 1995
                                                        to June 1997)
                                                        Also serves as: Executive
                                                        Vice President and Chief
                                                        Operating Officer, ACIM,
                                                        ACSC and other ACC
                                                        subsidiaries, and
                                                        Executive Vice President
                                                        of other ACC subsidiaries
                                                        Director, ACIM, ACSC and other
                                                        ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------

Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------

Albert Eisenstat            Trustee          6          General Partner,                  38                 Independent Director,
1665 Charleston Road                                    Discovery Ventures                                   Sungard Data Systems
Mountain View, CA 94043                                 (Venture capital firm,                               (1991 to present)
(71)                                                    1996 to 1998)                                        Independent Director,
                                                                                                             Business Objects S/A
                                                                                                             (1994 to present)
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                                                                                       Number of
                                                                                       Portfolios
                                                                                       in Fund
                                          Length                                       Complex        Other
                            Position(s)   of Time                                      Overseen       Directorships
                            Held with     Served      Principal Occupation(s)          by             Held by
Name, Address (Age)         Fund          (years)     During Past 5 Years              Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------

Ronald J. Gilson            Trustee       6           Charles J. Meyers Professor      38             None
1665 Charleston Road                                  of Law and Business,
Mountain View, CA 94043                               Stanford Law School
(55)                                                  (1979 to present)
                                                      Mark and Eva Stern
                                                      Professor of Law and
                                                      Business, Columbia
                                                      University School of Law
                                                      (1992 to present)
                                                      Counsel, Marron, Reid &
                                                      Sheehy (a San Francisco
                                                      law firm, 1984 to present)
------------------------------------------------------------------------------------------------------------------------------------

Kathryn A. Hall             Advisory      0           President and Managing           38             Director, Princeton University
1665 Charleston Road        Board                     Director, Laurel Management                     Investment Company and
Mountain View, CA 94043     Member                    Company, L.L.C.                                 Stanford Management
(44)                                                  (1989 to present)                               Company
------------------------------------------------------------------------------------------------------------------------------------

Myron S. Scholes            Trustee       21          Partner, Oak Hill Capital        38             Director, Dimensional
1665 Charleston Road                                  Management, (1999 to present)                   Fund Advisors
Mountain View, CA 94043                               Principal, Long-Term                            (investment advisor,
(60)                                                  Capital Management                              1982 to present)
                                                      (investment advisor,                            Director, Smith Breeden
                                                      1993 to January 1999)                           Family of Funds
                                                      Frank E. Buck Professor                         (1992 to present)
                                                      of Finance, Stanford
                                                      Graduate School of Business
                                                      (1981 to present)
------------------------------------------------------------------------------------------------------------------------------------

Kenneth E. Scott            Trustee       30          Ralph M. Parsons Professor       38             Director, RCM Capital
1665 Charleston Road                                  of Law and Business,                            Funds, Inc.
Mountain View, CA 94043                               Stanford Law School                             (1994 to present)
(73)                                                  (1972 to present)
------------------------------------------------------------------------------------------------------------------------------------

Jeanne D. Wohlers           Trustee       17          Director and Partner,            38             Director, Indus International
1665 Charleston Road                                  Windy Hill Productions, LP                      (software solutions,
Mountain View, CA 94043                               (educational software,                          January 1999 to present)
(56)                                                  1994 to 1998)                                   Director, Quintus Corporation
                                                                                                      (automation solutions,
                                                                                                      1995 to present)
------------------------------------------------------------------------------------------------------------------------------------

Officers
------------------------------------------------------------------------------------------------------------------------------------

William M. Lyons            President     1           See entry above under            38             See entry above under
4500 Main Street                                      "Interested Trustees."                          "Interested Trustees."
Kansas City, MO 64111 (46)
------------------------------------------------------------------------------------------------------------------------------------

Robert T. Jackson           Executive     1           Chief Administrative Officer     Not            Not
4500 Main St.               Vice                      and Chief Financial Officer,     applicable     applicable
Kansas City, MO 64111       President                 ACC (August 1997 to present)
(55)                        and                       President, ACSC
                            Chief                     (January 1999 to present)
                            Financial                 Executive Vice President, ACC
                            Officer                   (May 1995 to present)
                                                      Also serves as: Executive
                                                      Vice President and Chief
                                                      Financial Officer, ACIM, ACIS
                                                      and other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------

                                                                            9

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
                                               Length                                         Complex             Other
                            Position(s)        of Time                                        Overseen            Directorships
                            Held with          Served       Principal Occupation(s)           by                  Held by
Name, Address (Age)         Fund               (years)      During Past 5 Years               Trustee             Trustee
------------------------------------------------------------------------------------------------------------------------------------

Maryanne Roepke, CPA        Senior Vice        1            Senior Vice President and         Not                 Not
4500 Main St.               President,                      Assistant Treasurer, ACSC         applicable          applicable
Kansas City, MO 64111       Treasurer
(45)                        and Chief
                            Accounting
                            Officer
------------------------------------------------------------------------------------------------------------------------------------

David C. Tucker             Senior Vice        3            Senior Vice President,            Not                 Not
4500 Main St.               President                       ACIM, ACIS, ACSC                  applicable          applicable
Kansas City, MO 64111       and                             and other ACC subsidiaries
(43)                        General                         (June 1998 to present)
                            Counsel                         General Counsel, ACC,
                                                            ACIM, ACIS, ACSC and
                                                            other ACC subsidiaries
                                                            (June 1998 to present)
                                                            Consultant to mutual
                                                            fund industry
                                                            (May 1997 to April 1998)
------------------------------------------------------------------------------------------------------------------------------------

C. Jean Wade                Controller         5            Vice President, ACSC              Not                 Not
4500 Main St.                                               (February 2000 to present)        applicable          applicable
Kansas City, MO 64111                                       Controller-Fund Accounting,
(37)                                                        ACSC
------------------------------------------------------------------------------------------------------------------------------------

Robert Leach                Controller         4            Vice President, ACSC              Not                 Not
4500 Main St.                                               (February 2000 to present)        applicable          applicable
Kansas City, MO 64111                                       Controller-Fund Accounting,
(35)                                                        ACSC
------------------------------------------------------------------------------------------------------------------------------------

Jon Zindel                  Tax Officer        4            Vice President, Corporate Tax,    Not                 Not
4500 Main Street                                            ACSC (April 1998 to present)      applicable          applicable
Kansas City, MO 64111                                       Vice President, ACIM,ACIS
(34)                                                        and other ACC subsidiaries
                                                            (April 1999 to present)
                                                            President, American Century
                                                            Employee Benefit Services, Inc.
                                                            (January 2000 to December 2000)
                                                            Treasurer, American Century
                                                            Ventures, Inc.
                                                            (December 1999 to January 2001)
                                                            Director of Taxation, ACSC
                                                            (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------------------------

The Board of Trustees

The Board of Trustees oversees the management of all funds issued by American
Century California Tax-Free and Municipal Funds, including California Insured
Tax-Free and California Long-Term Tax-Free. The board meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. The Trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds'
advisor. In carrying out these responsibilities, the Board reviews material factors to evaluate such contracts, including (but not limited to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The Board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the Trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of Board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more Trustees who may exercise the powers and

authority of the Board to the extent that the Trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the Board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the Trustees in good faith shall be conclusive.

Committees

The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The Trustee first named serves as chairman of the committee.

                                                                                                               Meetings Held
                                                                                                               During last
Committee          Members                   Function                                                          Fiscal Year
------------------------------------------------------------------------------------------------------------------------------------

Audit              Jeanne D. Wohlers         The Audit Committee recommends the engagement of the              5
                   Albert Eisenstat          funds' independent auditors and oversees their activities.
                   Kenneth E. Scott          The committee receives reports from the advisor's Internal
                                             Audit Department, which is accountable to the committee.
                                             The committee also receives reporting about compliance
                                             matters affecting the Trust.
------------------------------------------------------------------------------------------------------------------------------------

Nominating         Kenneth E. Scott          The Nominating Committee primarily considers and                  5
                   Ronald J. Gilson          recommends individuals for nomination as Trustees. The
                   Albert Eisenstat          names of potential Trustee candidates are drawn from a
                   Myron S. Scholes          number of sources, including recommendations from members
                   Jeanne D. Wohlers         of the Board, management and shareholders. This committee
                                             also reviews and makes recommendations to the Board with
                                             respect to the composition of Board committees and other
                                             Board-related matters, including its organization, size,
                                             composition, responsibilities, functions and compensation.
------------------------------------------------------------------------------------------------------------------------------------

Portfolio          Myron S. Scholes          The Portfolio Committee reviews quarterly the investment          5
                   Ronald J. Gilson          activities and strategies used to manage fund assets. The
                                             committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                             the funds' investments.
------------------------------------------------------------------------------------------------------------------------------------

Quality            Ronald J. Gilson          The Quality of Service Committee reviews the level and quality    5
of                 Myron S. Scholes          of transfer agent and administrative services provided to the
Service            William M. Lyons          funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                             seeks to improve such services where feasible and appropriate.
------------------------------------------------------------------------------------------------------------------------------------

Selection of Independent Auditors

The 1940 Act requires that a fund's independent auditors be selected by a majority of those Trustees who are not "interested persons" (as defined in the
1940 Act) of the fund. One of the purposes of the Audit Committee is to recommend to a fund's Board of Trustees the selection, retention or termination of independent auditors for the fund. A copy of the Audit Committee's charter, which describes the Audit Committee's purposes, duties and powers, is attached as Appendix I to this Prospectus/Proxy Statement.

At meetings held according to the following schedule, the Audit Committee recommended, and the Board of Trustees/ Directors, including a majority of those
Trustees who are not "interested persons," approved the selection of
PricewaterhouseCoopers LLP as the independent auditors for each fund overseen by the Board.

Fund Company                                                 Date Approved by Board     Fiscal Year End
---------------------------------------------------------------------------------------------------------------

American Century Investment Trust                            03/13/02                   02/28/03()(1)
---------------------------------------------------------------------------------------------------------------

American Century Government Income Trust                     03/13/02                   03/31/03
---------------------------------------------------------------------------------------------------------------

American Century Municipal Trust                             03/06/01                   05/31/02
---------------------------------------------------------------------------------------------------------------

American Century California Tax-Free and Municipal Funds     08/06/01                   08/31/02
---------------------------------------------------------------------------------------------------------------

American Century Target Maturities Trust                     08/06/01                   09/30/02
---------------------------------------------------------------------------------------------------------------

American Century Quantitative Equity Funds                   12/14/01                   12/31/02
---------------------------------------------------------------------------------------------------------------

American Century International Bond Funds                    12/14/01                   12/31/02
---------------------------------------------------------------------------------------------------------------

(1) The funds' fiscal year end was changed to March 31, 2003 on March 31, 2002.

                                                                           11

PricewaterhouseCoopers LLP, a major international accounting firm, has acted as auditor of the funds overseen by the Board of Trustees since October 1997. After reviewing the audited financial statements for the fiscal year ended August 31,
2001, the Audit Committee recommended to the Board of Trustees that such financial statements be included in each fund's annual report to shareholders. A copy of the audit committee's report for each fund are attached as Appendix II to this proxy statement.

AUDIT FEES. PricewaterhouseCoopers LLP was paid on behalf of the Companies as indicated below for services rendered for the routine audit of each fund's annual financial statements, and for routine tax return preparation services.

Fund Company                                                            Fiscal Year End     Audit Fees      Tax Preparation Fees
------------------------------------------------------------------------------------------------------------------------------------

American Century Investment Trust                                       2/28/01             $11,775                    $3,875
------------------------------------------------------------------------------------------------------------------------------------

American Century Government Income Trust                                3/31/01             $86,600                   $25,600
------------------------------------------------------------------------------------------------------------------------------------

American Century Municipal Trust                                        5/31/01            $107,000                   $28,700
------------------------------------------------------------------------------------------------------------------------------------

American Century California Tax-Free and Municipal Funds                8/31/01             $74,125                   $28,025
------------------------------------------------------------------------------------------------------------------------------------

American Century Target Maturities Trust                                9/30/01             $70,650                   $23,250
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios II, American Century Quantitative
Equity Funds and American Century International Bond Funds              12/31/01           $100,650                   $34,250
------------------------------------------------------------------------------------------------------------------------------------

                                                         TOTAL                             $450,800                  $143,700
------------------------------------------------------------------------------------------------------------------------------------

ALL OTHER FEES.  The aggregate fees billed for all other non-audit services rendered by PricewaterhouseCoopers LLP to the Companies, their investment manager and entities controlling, controlled by, or under common control with the investment manager that provide services to the Companies for fiscal year ending in 2001 was $570,209. The Audit Committee considered the compatibility of these non-audit services with PricewaterhouseCoopers LLP's independence. The aggregate fee billed for audit-related services for funds not overseen by this
Board of Trustees/Directors was $105,750.

Compensation of Trustees

The Trustees serve as trustees for eight American Century investment companies.
Each Trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the Board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by all the funds issued by American Century California Tax-Free and Municipal Funds for the
periods indicated and by the seven other investment companies served by the
Board to each Trustee who is not an interested person as defined in the
Investment Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------

                      Total Compensation     Total Compensation from the
Name of Trustee(1)    from the Funds(2)      American Century Family of Funds(3)
--------------------------------------------------------------------------------

Albert Eisenstat      $8,970                 $79,750
--------------------------------------------------------------------------------

Ronald J. Gilson      $9,737                 $87,750
--------------------------------------------------------------------------------

Myron S. Scholes      $8,427                 $74,000
--------------------------------------------------------------------------------

Kenneth E. Scott      $9,128                 $81,250
--------------------------------------------------------------------------------

Jeanne D. Wohlers     $8,550                 $75,250
--------------------------------------------------------------------------------

(1) Mr. Isaac Stein retired from the Board on September 15, 2000. He received
 $583 from the funds during the fiscal year ended August 31, 2001.

(2) Includes compensation paid to the Trustees during the fiscal year ended
 August 31, 2001, and also includes amounts deferred at the election of the
 Trustees under the American Century Mutual Funds' Independent Directors'
 Deferred Compensation Plan. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $17,000; Mr. Gilson,
 $87,750; Mr. Scholes, $74,000; Mr. Scott, $40,625; and Ms. Wohlers, $38,445.

(3) Includes compensation paid by the eight investment company members of the
 American Century family of funds served by this board.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent Trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees  of the funds.

All deferred fees are credited to an account established in the name of the
Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds

that are selected by the Trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a Trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a Trustee, all remaining deferred fee account balances are paid to the Trustee's beneficiary or, if none, to the Trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of Trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any Trustee under the plan during the fiscal year ended August 31, 2001.

Ownership of Fund Shares

The Trustees owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                                     NAME OF TRUSTEES(1)

------------------------------------------------------------------------------------------------------------------------------------

                                                            James E.         William M.         Albert          Ronald J.
                                                           Stowers III         Lyons           Eisenstat         Gilson
------------------------------------------------------------------------------------------------------------------------------------

Dollar Range of Equity Securities in the Funds:
------------------------------------------------------------------------------------------------------------------------------------

   California Long-Term Tax-Free                                A                 A                A               A
------------------------------------------------------------------------------------------------------------------------------------

   California Insured Tax-Free                                  A                 A                A               A
------------------------------------------------------------------------------------------------------------------------------------

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                                  E                 E                 E               E
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     NAME OF TRUSTEES(1)

------------------------------------------------------------------------------------------------------------------------------------

                                                                Myron S.                  Kenneth E.               Jeanne D.
                                                                Scholes                    Scott                    Wohlers
------------------------------------------------------------------------------------------------------------------------------------

Dollar Range of Equity Securities in the Funds:
------------------------------------------------------------------------------------------------------------------------------------

   California Long-Term Tax-Free                                   A                         A                       A
------------------------------------------------------------------------------------------------------------------------------------

   California Insured Tax-Free                                     A                         A                       A
------------------------------------------------------------------------------------------------------------------------------------

Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustee in
Family of Investment Companies                                     E                         E                       E
------------------------------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More
 than $100,000

(1) Kathryn A. Hall did not own any shares as of December 31, 2001.

SHAREHOLDER VOTE REQUIRED

Each Nominee will be elected to the Board of Trustees of American Century
California Tax-Free and Municipal Funds if he or she receives the approval of a majority of the votes of American Century California Tax-Free and Municipal
Funds represented at the meeting, provided at least a quorum (40% of the outstanding votes), is represented in person or by proxy. The election of
Trustees is determined by the votes received from all American Century
California Tax-Free and Municipal Fund shareholders without regard to whether a majority of votes of any one fund voted in favor of a particular nominee or all nominees as a group. By completing the proxy, you give the named proxies the right to cast your votes. If you elect to withhold authority for any nominees, you may do so by striking a line through the nominee name on the proxy, as further explained on the proxy itself. The Board of Trustees does not contemplate that any Nominee will be unable to serve as a member of the board of
Trustees for any reason, but if that should occur prior to the Special Meeting, the individuals named as proxies reserve the right to substitute another person or persons of their choice as Nominee or Nominees.

                                                                           13

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY
RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES.

PROPOSAL 2: REORGANIZATION

COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS

The following chart is provided to show a comparison of certain key attributes of California Insured Tax-Free with California Long-Term Tax-Free. For additional information about the funds, see the section titled Information About the Funds starting on page 18.

                         CALIFORNIA INSURED TAX-FREE                CALIFORNIA LONG-TERM TAX-FREE
------------------------------------------------------------------------------------------------------------------------------------------------

Type of Fund             California Insured Municipal Debt          California Municipal Debt Funds

Investment Objective     The fund seeks high current income that    The fund seeks safety of principal and high
                         is exempt from federal and California      current income that is exempt from federal and
                         income taxes.                              California income taxes.
Investment Policies      The managers invest in long-term,          The managers invest in quality debt securities issued
                         insured debt securities issued by cities,  by cities, counties and other municipalities in
                         counties and other municipalities in       California and U.S. territories.
                         California and U.S. territories.

Weighted Average         10 years or longer                         10 years or longer

Portfolio Maturity

Credit Quality           High quality                               Quality

Total Expense Ratio      0.51%                                      0.51%

Distribution Policy      Same as California Long-Term Tax-Free      Distributions from net income are declared
                                                                    daily and paid monthly. Capital gains
                                                                    distributions are paid once a year, usually
                                                                    in December.

Purchases and Exchanges  Same as California Long-Term Tax-Free      See pages 19-22 of accompanying Prospectus

Redemption Policies      Same as California Long-Term Tax-Free      See pages 19-22 of accompanying Prospectus

Investment Advisor       Same as California Long-Term Tax-Free      American Century Investment Management, Inc. ("ACIM")

Transfer Agent           Same as California Long-Term Tax-Free      American Century Services Corporation ("ACSC")

Distributor              Same as California Long-Term Tax-Free      American Century Investment Services, Inc. ("ACIS")

Custodians               Same as California Long-Term Tax-Free      J.P. Morgan Chase and Co. and Commerce Bank, N.A.

Independent Auditors     Same as California Long-Term Tax-Free      PricewaterhouseCoopers LLP

------------------------------------------------------------------------------------------------------------------------------------------------

PRIMARY FEDERAL INCOME TAX CONSEQUENCES

The exchange of California Insured Tax-Free shares for California Long-Term
Tax-Free shares in the reorganization will be tax free to shareholders. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders of either fund for federal income tax purposes. A shareholder's aggregate tax basis and holding period for California Long-Term
Tax-Free shares received in the reorganization will be identical to the aggregate tax basis and holding period for the California Insured Tax-Free shares exchanged in the transaction. The tax consequences of the reorganization are described in more detail on page 18 of this Combined Prospectus/Proxy
Statement.

RISK FACTORS

Interest rate changes affect the share value of both California Insured Tax-Free and California Long-Term Tax-Free. Generally, when interest rates rise, the funds' share values will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. In general, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Because California Insured Tax-Free and California Long-Term
Tax-Free both maintain a weighted average portfolio maturity of 10 years or longer, the share value of both funds are  comparably sensitive to interest rate fluctuation.

California Insured Tax-Free invests in debt securities that carry insurance guaranteeing that interest and other payments will be made as scheduled.
California Long-Term Tax-Free, on the other hand, may invest in quality debt securities that do not necessarily carry insurance. However, many of the investment-grade, long-term municipal bonds purchased by California Long-Term
Tax-Free are issued with insurance, making the funds' investment portfolios substantially similar.

Your Board of Trustees does not believe that the reorganization exposes shareholders of California Insured Tax-Free to any substantially new or different risks than they are exposed to as shareholders of California Insured
Tax-Free. For a discussion  of the various investment policies, approaches and procedures of California Long-Term Tax-Free, and the risks associated therewith, please see the accompanying Prospectus beginning at page 11.

TRANSACTION AND OPERATING EXPENSE INFORMATION

The tables below compare various shareholder transaction and annual fund operating expenses of California Insured Tax-Free as of its most recent fiscal year end (August 31, 2001) with California Long-Term Tax-Free as of its most recent fiscal year end (August 31, 2001). After the reorganization, the expense levels of the surviving fund will be the same as those shown for  California
Long-Term Tax-Free (Pro Forma).

Annual Operating Expenses (expenses that are deducted from fund assets)

                                              Management       Distribution and           Other               Total Annual Fund
                                              Fee(1)           Service (12b-1) Fees       Expenses(2)         Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------

California Insured Tax-Free                   0.51%            None                       0.00%               0.51%
------------------------------------------------------------------------------------------------------------------------------------

California Long-Term Tax-Free                 0.51%            None                       0.00%               0.51%
------------------------------------------------------------------------------------------------------------------------------------

California Long-Term Tax-Free (Pro Forma)     0.51%            None                       0.00%               0.51%
------------------------------------------------------------------------------------------------------------------------------------

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the funds'
 independent Trustees, their legal counsel and interest, were less than 0.005%
 for the most recent fiscal year.

Examples

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

[sidebar - graphic of triangle]

Use this example to compare  the costs of investing in other funds. Of course, your actual  costs may be higher or lower.

                                            1 year       3 years      5 years      10 years
-----------------------------------------------------------------------------------------------

California Insured Tax-Free                 $52          $163         $285         $640
-----------------------------------------------------------------------------------------------

California Long-Term Tax-Free               $52          $163         $285         $640
-----------------------------------------------------------------------------------------------

California Long-Term Tax-Free(Pro Forma)    $52          $163         $285         $640
-----------------------------------------------------------------------------------------------

                                                                          15

ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OR REORGANIZATION. Subject to receipt of shareholder approval, the reorganization will be carried out according to the terms of the Agreement and Plan of Reorganization between the funds. The following is a brief summary of some of the important terms of that Agreement.

EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the
"Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on August 30, 2002, but before (or as of) the opening of business on September 3, 2002. However, the Agreement gives the officers of the funds the flexibility to choose another date.

EXCHANGE OF ASSETS. After the close of business on August 30, 2002, the funds will determine the value of their assets and liabilities in the same manner as described on page 23 in the enclosed California Long-Term Tax-Free Prospectus.
The assets and liabilities of California Insured Tax-Free will then be transferred to California Long-Term Tax-Free in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange.

LIQUIDATING DISTRIBUTIONS AND TERMINATION OF CALIFORNIA INSURED TAX-FREE.
Immediately after the exchange of its assets for the California Long-Term
Tax-Free shares, California Insured Tax-Free will distribute pro rata all of the shares received in the exchange to its shareholders of record at the Effective
Time. All of the outstanding shares of California Insured Tax-Free will be redeemed and canceled and its stock books closed. As a result of the distribution, California Insured Tax-Free shareholders will become shareholders of California Long-Term Tax-Free.

SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of
California Insured  Tax-Free shareholders.

REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by California Insured Tax-Free to California Long-Term Tax-Free
concerning California Insured Tax-Free's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization that benefit each fund. The conditions include (i) that
California Insured Tax-Free shareholders approve the proposed reorganization,
(ii) that all representations of the funds be true in all material respects,
(iii) receipt of the tax opinion described on page 18 under the caption Federal
Income Tax Consequences, and (iv) such other matters as are customary in a reorganization of this type.

TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of the failure by the other fund to meet one of its conditions to closing, or by mutual consent.

GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of California Long-Term Tax-Free and California Insured Tax-Free.

DESCRIPTION OF THE SECURITIES OF CALIFORNIA LONG-TERM TAX-FREE

California Long-Term Tax-Free is a series of shares offered by American Century
California Tax-Free and Municipal Funds.  Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

American Century California Tax-Free and Municipal Funds is a Massachusetts
business trust, which means its activities are overseen by a Board of Trustees.

Like California Insured Tax-Free, California Long-Term Tax-Free currently offers one class of shares, the Investor Class, although it may offer additional classes in the future. The Investor Class of shares of California Long-Term
Tax-Free has no up-front charges, commissions or 12b-1 fees.

Your Board of Trustees believes there are no material differences between the rights of a California Insured Tax-Free shareholder and the rights of a
California Long-Term Tax-Free shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the
Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

Unless required by the Investment Company Act of 1940, it is not necessary for
California Long-Term Tax-Free to hold  annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees.
However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual fund industry has grown dramatically over the last 10 years. During this period of rapid growth, investment managers have expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of funds advised by ACIM has followed this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes, and has advised the Board of Trustees, that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the American
Century family of funds. Consolidation plans are proposed for other American
Century funds that have not gathered enough assets to operate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

ACIM recommended to the Board of Trustees that, among other reasons, because
California Insured Tax-Free and California Long-Term Tax-Free are managed very similarly, the funds should be combined to establish a larger fund that has substantially similar investment policies. As part of its analysis, the Board of
Trustees recognized that a large fund may be able to realize certain potential cost savings that could benefit the shareholders of the funds if the
Reorganization is completed. The  Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and  internal competition. The Board of Trustees reviewed the expense ratios of both funds and the projected expenses of the combined fund; the comparative investment performance of the funds; the compatibility of the investment objectives, policies, restrictions and investments of the funds; the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the Reorganization. The Board of Trustees also noted that the same portfolio management team manages both funds. During the course of its deliberations, the Board of Trustees noted that the expenses of the
Reorganization will be borne by ACIM.

The Board of Trustees concluded that the Reorganization is in the best interests of the shareholders of California Insured Tax-Free, and that no dilution of value would result to the shareholders of the funds from the Reorganization. The
Board of Trustees, including those who are not "interested persons" (as defined in the 1940 Act), approved the Plan and recommended that shareholders of
California Insured Tax-Free vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
"FOR" THE PLAN OF REORGANIZATION.

                                                                          17

FEDERAL INCOME TAX CONSEQUENCES

Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, California Insured Tax-Free or California
Long-Term Tax-Free, (ii) your basis in the California Long-Term Tax-Free shares that you receive will be the same in the aggregate as your basis in the
California Insured Tax-Free shares held by you immediately prior to the reorganization, and (iii) your holding period for the California Long-Term
Tax-Free shares will include your holding period for your California Insured
Tax-Free shares.

We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude it from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning potential tax consequences.

The Agreement and Plan of Reorganization provides that California Insured
Tax-Free will declare and pay dividends prior to the reorganization which, together with all previous dividends, is intended to have the effect of distributing to the California Insured Tax-Free shareholders all undistributed ordinary income, tax-exempt income and net realized capital gains earned up to and including the Effective Time of the reorganization. The distributions are necessary to ensure that the reorganization will not create adverse tax consequences to California Insured Tax-Free. The distributions to shareholders generally will be taxable to the extent ordinary income and capital gains distributions are taxable to such shareholders, and nontaxable to the extent tax-exempt income distributions are nontaxable to such shareholders.

Capitalization (unaudited)

                                         California Long-Term                                         California Long-Term Tax-Free
As of August 31, 2001                    Tax-Free                   California Insured Tax-Free       Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------

Investor Class

   Net Assets                            $331,089,724               $220,077,462                      $ 551,167,186

   Shares Outstanding                     28,306,617                  20,626,176                         47,116,656

   Net Asset Value Per Share                  $11.70                      $10.67                             $11.70
------------------------------------------------------------------------------------------------------------------------------------

INFORMATION ABOUT THE FUNDS

Complete information about California Long-Term Tax-Free and California Insured
Tax-Free is contained in their Prospectus. The California Long-Term Tax-Free and
California Insured Tax-Free Prospectus dated January 1, 2002, is included with this Prospectus/Proxy Statement. The content of the Prospectus is incorporated into this document by reference. Below is a list of types of information about
California Long-Term Tax-Free and California Insured Tax-Free and the pages in their Prospectus where the information can be found.

INFORMATION ABOUT THE
FOLLOWING ITEMS                     CAN BE FOUND ON THE FOLLOWING PAGES
--------------------------------------------------------------------------------------------------

                                    California Insured Tax-Free     California Long-Term Tax-Free
--------------------------------------------------------------------------------------------------

An Overview of the Funds             2-3                            2-3

Fees and Expenses                    9                              9

Objectives, Strategies and Risks     12                             11

Management                           17-18                          17-18

Investing with American Century      19-22                          19-22

Share Price and Distributions        23-24                          23-24

Taxes                                25-26                          25-26

Financial Highlights                 27, 33                         27, 32
--------------------------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information dated January 1, 2002, and the  investment objectives of California
Long-Term Tax-Free may not be changed without shareholder approval. The Board of
Trustees may change any other policies and investment strategies.

INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of California Insured
Tax-Free. Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. American Century
Investment Management, Inc. has hired Alamo Direct to act as  proxy solicitor for the proposals. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or other electronic means, or personal interview. Authorizations to execute proxies may be obtained by telephonic  or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at
1-800-331-8331.

VOTING AND REVOCATION OF PROXIES

The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. If you have access to the Internet, you can vote online by accessing the Web site listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). You also may vote by  telephone by calling the toll-free number listed on your proxy card. In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum  for the meeting and avoid the cost of additional proxy solicitation efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of  Trustees and vote "FOR" all proposals.

Any shareholder giving a proxy may revoke it at any time before it is exercised using any of the voting procedures described on the proxy vote card or by attending the meeting and voting in person.

RECORD DATE

Only California Insured Tax-Free shareholders of record at the close of business on April 5, 2002 will be entitled to vote at the meeting. The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on March 15, 2002, is:

  California Insured Tax-Free
      Investor                  220,438,911

Because the record date is April 5, 2002, the total number of votes at the meeting may be different.

QUORUM

A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
50% of the outstanding votes of California Insured Tax-Free entitled to vote at the meeting. Votes may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those votes affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum

                                                                           19

is not present, the persons named as proxies will vote those proxies for which they are required to vote "FOR" the Agreement and Plan of Reorganization in favor of such adjournments and will vote those proxies for which they are required to vote "AGAINST" such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

The Agreement and Plan of Reorganization must be approved by the holders of 1)
67% or more of the outstanding votes of  California Insured Tax-Free represented at the Special Meeting in person or by proxy, if 50% or more of the outstanding votes are so represented, or 2) a majority of the outstanding votes of
California Insured Tax-Free, whichever is less, in accordance with the provisions of its Agreement and Declaration of Trust and the requirements of the
Investment Company Act of 1940. The term "majority of the outstanding votes"
means more than 50% of the fund's outstanding votes represented in person or by proxy.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of Reorganization.

Approval of the reorganization by shareholders of California Long-Term Tax-Free is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

The cost of the proxy solicitation and Special Meeting will be borne by American
Century Investment Management, Inc. and NOT by the shareholders of the funds.

CERTAIN SHAREHOLDERS

The following table lists, as of March 15, 2002, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of California Insured Tax-Free or California Long-Term Tax-Free. The percentage of shares to be owned after consummation of the reorganization is based upon their  holdings and the outstanding shares of both funds as of March 15, 2002. Beneficial ownership information is not required  to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                                                                              Number of          Percent of     Percent Owned
Fund/Class                     Shareholder Name and Address                   Shares Owned       Ownership      After Reorganization
------------------------------------------------------------------------------------------------------------------------------------

California Insured Tax-Free

   Investor                    Charles Schwab & Co., Inc.                     1,663,541          8%             3%
                               San Francisco, CA
------------------------------------------------------------------------------------------------------------------------------------

California Long-Term Tax-Free

   Investor                    Charles Schwab & Co., Inc.                     2,771,174          10%            6%
                               San Francisco, CA
------------------------------------------------------------------------------------------------------------------------------------

As of March 15, 2002, the trustees and officers of the issuer of California
Insured Tax-Free, as a group, owned less than 1%  of the outstanding shares of
California Insured Tax-Free. As of March 15, 2002, the Trustees and officers of the issuer of  California Long-Term Tax-Free, as a group, owned less than 1% of the outstanding shares of California Long-Term Tax-Free.

APPRAISAL RIGHTS

Shareholders of California Insured Tax-Free are not entitled to any rights of share appraisal under its Agreement and Declaration of Trust, or under the laws of the State of Massachusetts.

Shareholders have, however, the right to redeem their California Insured
Tax-Free shares until the reorganization. Thereafter, shareholders may redeem the California Long-Term Tax-Free shares they received in the reorganization at
California Long-Term Tax-Free's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

California Long-Term Tax-Free does not intend to hold annual meetings of shareholders. Shareholders of California Long-Term Tax-Free have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the shareholders of record of 10% or more of the fund's votes. To the extent required by law, American Century California  Tax-Free and
Municipal Funds will assist in shareholder communications on such matters.

California Insured Tax-Free will not hold an annual meeting of shareholders this year for the election of Trustees.

ADDITIONAL INFORMATION

Information about California Insured Tax-Free and California Long-Term Tax-Free
is incorporated into this document by  reference from their Prospectus dated
January 1, 2002, and Statement of Additional Information dated January 1, 2002.
A copy of the Prospectus accompanies this document, and a copy of the funds'
Statement of Additional Information, or their most recent annual or semiannual reports may be obtained without charge by calling us at 1-800-331-8331.

Reports and other information filed by California Insured Tax-Free and
California Long-Term Tax-Free may be inspected and copied at the Public
Reference Facilities maintained by the SEC at 450 Fifth Street, N.W.,
Washington, D.C. 20549, and copies  of such materials may be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information
Services, Securities and Exchange Commission, Washington, D.C. 20549, at
prescribed rates. This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at publicinfo@sec.gov.

LITIGATION

Neither California Insured Tax-Free nor California Long-Term Tax-Free is
involved in any litigation or proceeding.

OTHER BUSINESS

The Board of Trustees is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to us at 4500 Main Street, P.O. Box
419200, Kansas City, Missouri 64141-6200  or at 1-800-331-8331.

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN
THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE PLANNING TO
ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                          21

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: CALIFORNIA LONG-TERM TAX-FREE

The following are excerpts of management's discussion of fund performance from the Annual Report of California Long-Term Tax-Free dated August 31, 2001. For a complete copy of the report, please call us at 1-800-331-8331.

REPORT HIGHLIGHTS

CALIFORNIA LONG-TERM TAX-FREE

Total Returns:    AS OF 8/31/01
6 Months             5.24%(1)
1 Year                10.55%
30-Day SEC Yield:      3.96%
Inception Date:      11/9/83
Net Assets:      $331.1 million

(1) Not annualized.

OUR MESSAGE TO YOU

Although the enclosed annual reports for the American Century California
Limited-, Intermediate- and Long-Term Tax-Free funds focus primarily on the one-year period ended August 31, 2001, we'd be remiss in failing to mention the horrifying and unprecedented terrorist attacks on September 11. We pay tribute to the many members of the investment community - and the brave emergency personnel who came to their rescue - who died that day.

The terrorists sought to devastate America, but our business community -
including your American Century investment management team - has been working hard to keep the U.S. financial markets up, active and functioning smoothly. On the following pages, the municipal team discusses what affected the funds during the fiscal year, how they reacted and how the team is responding to the economic and market impact of the terrorist attacks and the still unsettled California power situation.

The investment team's executive leadership recently underwent some important changes. Effective July 1, 2001, Randall Merk, formerly a senior vice president an chief investment officer (CIO) for American Century's fixed income discipline, became president and CIO of American Century's investment management subsidiary. He succeeded Robert Puff, Jr., who became the subsidiary's chairman.
Randy is now responsible for all of American Century's investment management functions, including portfolio management, research and trading.

David MacEwen, a senior vice president who previously oversaw all of American
Century's municipal and money market  portfolios and municipal credit research, assumed Randy's role as CIO for fixed income. Dave is responsible for portfolio management and research for all of the company's bond and money market products.
And Steven Permut, a vice president  and senior portfolio and credit research manager, was promoted to succeed Dave as leader of American Century's municipal fund and credit research teams.

As always, we appreciate your continued confidence in American Century, especially during these difficult times.

Sincerely,

/s/James E. Stowers, Jr.              /s/James E. Stowers III
James E. Stowers, Jr.                 James E. Stowers III
Chairman of the Board and Founder     Co-Chairman of the Board

PERFORMANCE & PORTFOLIO INFORMATION

Total Returns as of August 31, 2001

                                                                        CALIFORNIA MUNICIPAL DEBT FUNDS(2)
                          CALIFORNIA LONG-TERM   LEHMAN LONG-TERM
                               TAX-FREE          MUNICIPAL INDEX      AVERAGE RETURN         FUND'S RANKING

6 MONTHS(1) .............       5.24%                  5.76%               4.65%                  --

1 YEAR ..................      10.55%                 12.35%               9.19%              10 OUT OF 107
================================================================================================================
AVERAGE ANNUAL RETURNS
================================================================================================================
3 YEARS .................       5.36%                  5.68%               4.60%              18 OUT OF 90

5 YEARS .................       6.99%                  7.73%               6.24%               8 OUT OF 75

10 YEARS ................       7.21%                  7.94%               6.67%               5 OUT OF 36

The fund's inception date was 11/9/83.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

Growth of $10,000 Over 10 Years

[line chart - data below]

Value on 8/31/01
California Long-Term Tax-Free $20,072
Lehman Long-Term Municipal Index $21,475

       California Long-Term Tax-Free         Lehman Long-Term Municipal Index
1991              $10000                                 $10000
1992              $11058                                 $11259
1993              $12608                                 $12921
1994              $12510                                 $12657
1995              $13412                                 $13850
1996              $14320                                 $14802
1997              $15709                                 $16467
1998              $17162                                 $18197
1999              $16845                                 $17807
2000              $18157                                 $19114
2001              $20072                                 $21475

The graph at left shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The
Lehman Long-Term Municipal Index is provided for comparison in each graph.
California Long-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

One Year Returns Over 10 Years (periods ended August 31)

[bar chart - data below]

       California Long-Term Tax-Free         Lehman Long-Term Municipal Index
8/92             10.58%                                 12.60%
8/93             14.02%                                 14.76%
8/94             -0.78%                                 -2.05%
8/95              7.21%                                  9.43%
8/96              6.77%                                  6.88%
8/97              9.70%                                 11.26%
8/98              9.25%                                 10.51%
8/99             -1.85%                                 -2.14%
8/00              7.79%                                  7.34%
8/01             10.55%                                 12.35%

YIELDS AS OF AUGUST 31, 2001                            PORTFOLIO AT A GLANCE
----------------------------                            ---------------------
30-Day SEC Yield                       3.96%                                           8/31/01           8/31/00
30-Day Tax-Equivalent Yields                            Number of Securities             91                81

34.70% Tax Bracket                     6.06%            Weighted Average
37.42% Tax Bracket                     6.33%               Maturity                    15.7 yrs         17.2 yrs
41.95% Tax Bracket                     6.82%            Average Duration                7.6 yrs          8.5 yrs
45.22% Tax Bracket                     7.23%            Expense Ratio                    0.51%             0.51%

                                                                          23

MANAGEMENT Q&A

An Interview With Dave MacEwen, A Portfolio manager on the California Long-Term
Tax-Free fund investment team.

HOW DID CALIFORNIA LONG-TERM TAX-FREE PERFORM DURING THE YEAR ENDED AUGUST 31,
2001?

It was an exceptional year for bond performance. The fund posted its best fiscal year return since 1993 and kept ahead of much of the competition. California
Long-Term Tax-Free returned 10.55%, beating the 9.19% average return of the 107
"California Municipal Debt Funds" tracked by Lipper Inc.

The fund's longer-term results also compared favorably. For the three-, five-
and 10-year periods ended August 31, 2001, the fund ranked in at least the top
20% of its peer group.

HOW DID THE FUND'S EXPENSES AND YIELD COMPARE?

California Long-Term Tax-Free's relatively low expenses and high yield contributed to its outperformance. As of  August 31, 2001, the fund's annualized expense ratio was 0.51%, less than half the 1.07% average expenses charged  by its Lipper group.

The fund also offered investors more federal and state tax-free income than the
Lipper average. California Long-Term Tax-Free's 30-day SEC yield was 3.96% on
August 31, 2001, compared with the 3.90% Lipper average. The fund's yield translated into a 7.23% tax-equivalent yield for investors in the highest combined federal and state income tax bracket.

WHAT OTHER FACTORS HELPED THE FUND'S STRONG RELATIVE PERFORMANCE?

Our "coupon barbell" strategy paid off again, especially when the municipal bond market rallied strongly during the last two months of 2000 and in July and
August of 2001. Like a barbell that's heavy on the ends and light in the middle, the coupon barbell refers to our light exposure to par bonds (which trade at face value) and heavier weightings in higher-coupon premium bonds and lower-coupon discount bonds.

Premiums trade above face value and carry above-market interest rates. They helped boost the fund's yield. Discount bonds trade below their face value and carry interest rates below prevailing rates. They're sensitive to interest rate changes, so they performed particularly well during municipal market rallies.

Non-callable bonds, another area of focus for the fund, helped in much the same way that discounts did. Non-callable bonds - which can't be redeemed by their issuers prior to maturity - also have heightened interest rate sensitivity, which means they performed well when the discounts did.

HOW ELSE DID THE COUPON BARBELL AFFECT FUND PERFORMANCE?

We actually underperformed the Lipper average during the first half of 2001 as long-term interest rates remained stubbornly high, causing our discount holdings to lag. But we stuck with the trade, and our discount holdings rallied in July and August, when long-term California municipal bond yields fell.

Three factors spurred discounts' recent strong performance. First, as signs of economic weakness persisted throughout the summer, investors lost faith in a quick rebound, causing stocks to stumble and bonds to rally. The other two factors were specific to California. First, due to litigation, the state could not issue billions of dollars of bonds to repay the state for its power purchases, removing - at least temporarily - the threat that the California municipal market would be swamped with new bonds. Furthermore, the power crisis eased, helping to calm investors' fears.

DID YOU DO ANYTHING TO ALTER THE FUND'S INTEREST RATE SENSITIVITY?

We made some modest adjustments. Recognizing that our "deep" discount bonds -
those with the lowest coupons and greatest interest rate sensitivity - had appreciated handsomely this summer, we sold some to lock in their gains. And given the strong market conditions at the time, we chose to keep the proceeds from those sales in short-term municipal securities rather than reinvesting in expensive bonds. Those choices also reduced the fund's interest-rate sensitivity
(duration).

DID YOU MODIFY YOUR STRATEGY IN ANTICIPATION OF WEAKENING ECONOMIC CONDITIONS?

We continued to focus on the fund's credit quality. As of August 31, 2001, the portfolio's average credit quality was AA, with 60% invested in AAA bonds and
57% in insured bonds. Lower-quality bonds just didn't offer enough additional yield to make them attractive in this environment.

WHAT'S YOUR OUTLOOK FOR THE ECONOMY, INTEREST RATES AND THE MUNICIPAL BOND
MARKET?

Given the scope and unprecedented nature of the tragic events of September 11,
2001, and the uncertainty they've caused, forecasting is basically futile - no one knows for sure what may happen.

It is clear, though, that consumer confidence has been shaken, virtually eliminating the possibility of an economic rebound later this year. In an effort to reassure consumers and businesses alike, the Federal Reserve cut short-term interest rates for the eighth time this year on September 17 - as we were working on this report - and will likely do so again before the year is over.
Lower interest rates and continued economic weakness should provide a favorable backdrop for bonds.

GIVEN THAT OUTLOOK, WHAT ARE YOUR PLANS FOR THE FUND?

In some regards, California is no different than the rest of the nation - its economy will likely decline further as the national economy slows, which may cause problems for lower-quality municipal bond issuers across the state. That's why we plan to continue to emphasize high-quality bonds. We'll continue to work closely with our team of muni credit analysts to monitor  the effects of recent events on our holdings. We also plan to use periods of market weakness to identify bargains among  high-quality securities.

PORTFOLIO COMPOSITION BY CREDIT RATING
      % of fund investments
          As of      As of
         8/31/01    2/28/01
AAA        60%        63%
AA          8%        11%
A          22%        16%
BBB        10%        10%

Ratings provided by Standard & Poor's.

TOP FIVE SECTORS (AS OF 8/31/01)
COPs/Leases                20%
Tax Allocation Revenue     14%
Hospital Revenue           13%
GO                         12%
Prerefunded/ETM             6%

TOP FIVE SECTORS (AS OF 2/28/01)
COPs/Leases                20%
GO                         18%
Tax Allocation Revenue     13%
Hospital Revenue           10%
Electric Revenue            7%

                                                                          25

APPENDIX I

AMERICAN CENTURY FUNDS CHARTER OF THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS

ORGANIZATION

* The Audit Committee of the Board of Directors shall be composed entirely of directors who are independent of the management of the Funds and have no relationship with the Funds that might interfere with the exercise of their independence as committee members.

STATEMENT OF PURPOSE

* The Audit Committee shall be responsible for assisting the Directors in fulfilling their responsibilities to the shareholders in the areas of the
  Funds' accounting and financial reporting policies and practices, internal controls and compliance with applicable laws and regulations.

* The Audit Committee shall oversee the independent audit of the Funds'
  financial statements.

* The Audit Committee shall be responsible for fostering communication of information among the Directors, internal auditors and independent auditors.

* The Audit Committee shall act as a liaison between the Funds' independent auditors and the full Board of Directors.

  THE FUNCTION OF THE AUDIT COMMITTEE IS OVERSIGHT; IT IS MANAGEMENT'S
  RESPONSIBILITY TO MAINTAIN APPROPRIATE SYSTEMS FOR ACCOUNTING AND INTERNAL
  CONTROL, AND THE AUDITOR'S RESPONSIBILITY TO PLAN AND CARRY OUT A PROPER
  AUDIT.

DUTIES AND POWERS

The Audit Committee shall have the following duties and responsibilities:

* To recommend to the Board of Directors the selection, retention or termination of the Funds' independent auditors and evaluate the independence of such auditors;

* To meet with the Funds' independent auditors, including private meetings, as necessary;

  * to review the arrangements for and the scope of the current year's annual audit and any special audits;

  * to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such
    statements recommended by the independent auditors, or other results of such audits;

  * to consider the independent auditors' comments with respect to the Funds'
    financial policies, procedures and internal accounting controls and management's responses thereto; and

  * to review the form of opinion the independent auditors propose to render to the Board of Directors and the shareholders;

* To review the auditors' assessment of the adequacy and effectiveness of the
  Funds' internal controls and elicit recommendations for improving such controls;

* To review the fees charged for Fund auditing and other services provided by the independent auditors pursuant to engagements authorized by the Committee or the Board of Directors;

* To assess significant risks or exposures identified by the auditors and steps recommended to minimize such risks and exposures;

* To review and consider changes in Fund accounting policies or practices proposed by management or the independent auditors;

* To retain outside counsel or other experts at the expense of the Funds in order to fully discharge its responsibilities;

* To investigate any matters brought to the Audit Committee's attention that are within the scope of its duties; and

* To review this Charter at least annually and recommend any changes to the full Board of Directors.

MEETINGS

* The Audit Committee shall hold regular meetings and special meetings, if necessary, to carry out its designated duties and responsibilities.

* The Audit Committee shall meet regularly with the Treasurer and internal auditors.

APPENDIX II

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

Report of the Audit Committee

The Audit Committee oversees the Fund's financial reporting process on behalf of the Board of Directors/Trustees. Management has the primary responsibility for the financial statements and the reporting process including the systems of internal controls. In fulfilling its oversight responsibilities, the committee reviewed the audited financial statements in the Annual Report with management including a discussion of the quality, not just the acceptability, of the accounting principles, the reasonableness of significant judgments and the clarity of disclosures in the financial statements.

The Committee reviewed with the independent auditors, who are responsible for expressing an opinion on the conformity of those audited financial statements with generally accepted accounting principles, their judgments as to the quality, not just the acceptability, of the Fund's accounting principles and such other matters as are required to be discussed with the Committee under generally accepted auditing standards. In addition, the Committee has discussed with the independent auditors the auditors' independence from management and the
Fund including the auditor's letter and the matters in the written  disclosure required by the Independence Standards Board and considered the compatibility of non-audit services with the auditors' independence.

The Committee discussed with the Fund's independent auditors the overall scope and plans for the audits. The Committee meets with independent auditors, with and without management present, to discuss the results of their examinations, their evaluations of the Fund's internal controls and the overall quality of the
Fund's financial reporting.

In reliance on the reviews and discussions referred to above, the Committee recommended to the Board of Trustees/Directors (and the board has approved) that the audited financial statements be included in the Annual Report to shareholders for the year ended August 31, 2001. The Committee and the board also have approved the selection of PricewaterhouseCoopers LLP as the Fund's independent auditors.

Jeanne D. Wohlers, Committee Chair
Albert Eisenstat, Committee Member
Kenneth E.Scott, Committee Member

                                                                          27

NOTES

NOTES

                                                                          29

SH-BKT-29361    0204

California Insured Tax-Free into California Long-Term Tax-Free

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                       Statement of Additional Information

2002 Special Meeting of Shareholders of American Century California Tax-Free and
Municipal Funds

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated April
15, 2002 for the Special Meeting of Shareholders to be held on August 2, 2002.
Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined
Proxy Statement/Prospectus.

         Further information about California Long-Term Tax-Free is contained in and incorporated herein by reference to its Statement of Additional Information dated January 1, 2002. The audited financial statements and related independent accountant's report for California Long-Term Tax-Free contained in the Annual
Report dated August 31, 2001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

         Further information about California Insured Tax-Free is contained in and incorporated herein by reference to its Statement of Additional Information dated January 1, 2002. The audited financial statements and related independent accountant's report for California Insured Tax-Freecontained in the Annual
Report dated August 31, 2001 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

         The date of this Statement of Additional Information is April 15, 2002.

TABLE OF CONTENTS

General Information
Pro Forma Financial Statements

GENERAL INFORMATION

         The shareholders of California Insured Tax-Free are being asked to approve or disapprove an Agreement and Plan of Reorganization (the
"Reorganization Agreement") dated as of April 15, 2002 between American Century
California Tax-Free and Municipal Funds and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities California Insured Tax-Free to California
Long-Term Tax-Free in exchange for full and fractional shares representing interests in California Long-Term Tax-Free. The shares issued by California
Long-Term Tax-Free will have an aggregate net asset value equal to the aggregate net asset value of the shares California Insured Tax-Free, that are outstanding immediately before the effective time of the Reorganization.

         Following the exchange, California Insured Tax-Free will each make a liquidating distribution to its shareholders of the California Long-Term
Tax-Free shares received in the exchange. Each shareholder owning shares of
California Insured Tax-Free at the Effective Time of the reorganization will receive shares of California Long-Term Tax-Free of equal value, plus the right to receive any unpaid dividends that were declared before the Effective Time of the Reorganization on the California Insured Tax-Free shares exchanged.

         The Special Meeting of Shareholders to consider the Reorganization
Agreement and the related transactions will be held at 10:00 a.m. Central time on August 2, 2002 at American Century Tower I, 4500 Main Street, Kansas City,
Missouri. For further information about the transaction, see the Combined Proxy
Statement/Prospectus.

Pro Forma Combining
American Century California Insured Tax-Free and
American Century California Long-Term Tax-Free Fund

California Long-Term Tax-Free and California Insured Tax-Free Fund Proformas

Statement of Assets and Liabilities
AUGUST 31, 2001 (UNAUDITED)

                                       California
                                       Long-Term             California Insured                      Pro Forma
                                       Tax-Free Fund         Tax-Free Fund         Adjustments       Combining (Note 1)
                                       -------------         -------------         -----------       ------------------
ASSETS

Investment securities at
value (Cost of $206,173,263,
$321,428,007, and
$527,601,270 respectively)             $347,569,530         $224,078,692                            $571,648,222
Receivable for capital shares sold.    5,490                 2,890                                   8,380
Interest receivable                    3,883,076             2,900,304                               6,783,380
                                      --------------       ---------------        ------------     -------------
                                       351,458,096           226,981,886           0                 578,439,982
                                      --------------       ---------------        ------------     -------------

LIABILITIES
Disbursements in excess of
demand deposit cash                    13,852,977            5,574,260                               19,427,237
Payable for investments purchased      6,060,175             1,049,450                               7,109,625
Accrued management fees                140,009               93,373                                  233,382
Dividends payable                      314,418               186,812                                 501,230
Payable for trustees'
fees and expenses                      793                   529                                     1,322
                                      --------------       ---------------        ------------     -------------
                                       20,368,372            6,904,424             0                 27,272,796
                                      --------------       ---------------        ------------     -------------
                                                                                                     0
Net Assets                             $331,089,724          $220,077,462          $0               $551,167,186
                                      ==============       ==============         ============     =============
                                                                                                     0
CAPITAL SHARES                                                                                       0
Outstanding (unlimited number
of shares authorized)                  28,306,617            20,626,176            (1,816,137) (a)    47,116,656
                                      ==============       ==============         ============     =============
Net Asset Value Per Share              $11.70                $10.67                                  $11.70
                                      ==============       ==============         ============     =============
NET ASSETS CONSIST OF:

Capital paid in                        $308,276,162          $203,320,562                           $511,596,724
Accumulated net realized loss on
investment transactions                (3,327,961)           (1,148,529)                             (4,476,490)
Net unrealized appreciation
on investments                         26,141,523            17,905,429                              44,046,952
                                      --------------       ---------------        ------------     -------------
                                       $331,089,724          $220,077,462                           $551,167,186
                                      ==============       ==============         ============     =============

(a) Adjustment to reflect the issuance of Long-Term Tax-Free shares in exchange for shares of the Insured Tax-Free Fund in connection with the proposed organization.

California Long-Term Tax-Free and California Insured Tax-Free Fund Proformas

Statement of Operations
YEAR ENDED AUGUST 31, 2001 (UNAUDITED)

                                       California           California
                                       Long-Term            Insured                                  Pro Forma
                                       Tax-Free Fund        Tax-Free Fund         Adjustments        Combining (Note 1)
                                       -------------        -------------         -----------        ------------------

INVESTMENT INCOME
Income:
Interest                               $16,987,425          $10,752,337                              $27,739,762
                                      --------------       -------------         --------------     -------------
Expenses:
Management fees                        1,601,861            1,044,086                                2,645,947
Trustees' fees and expenses            10,542               6,868                                    17,410
                                      --------------       -------------         --------------     -------------
                                       1,612,403            1,050,954             0                  2,663,357
                                      --------------       -------------         --------------     -------------
Net investment income                  15,375,022           9,701,383             0                  25,076,405
                                      --------------       -------------         --------------     -------------
REALIZED AND UNREALIZED GAIN
Net realized gain on
investment transactions                1,738,633            654,236                                  2,392,869
Change in net unrealized
appreciation on investments            14,608,837           10,279,856                               24,888,693
                                      --------------       -------------         --------------     -------------
Net realized and unrealized gain       16,347,470           10,934,092            0                  27,281,562
                                      --------------       -------------         --------------     -------------
Net Increase in Net Assets
Resulting from Operations             $20,635, 475         $31,722,492           $0                  52,357,967
                                      =============        ============          ==============     =============

Notes to Pro Forma Financial Statements (Unaudited)

1. BASIS OF COMBINATION-The unaudited Pro Forma Combining Schedule of
   Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro
   Forma Combining Statement of Operations reflect the accounts of the
   California Long-Term Tax-Free Fund and California Insured Tax-Free Fund (the
   funds) at and for the year ended August 31, 2001. The Pro Forma Combining
   Schedule of Investments and Pro Forma Combining Statement of Assets and
   Liabilities assumes the combination was consummated after the close of business on August 31, 2001. The Pro Forma Combining Statement of Operations
   assumes the combination was consummated at the beginning of the fiscal year ended August 31, 2001.

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, California Insured
   Tax-Free, in exchange for shares of the surviving fund, for purposes of maintaining the financial statements and performance, California Long-Term
   Tax Free.

   In accordance with accounting principals generally accepted in the United
   States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization.  Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies.

   The Pro Forma Combining Schedule of Investments, Statement of Assets and
   Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2. SECURITY VALUATION- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3. CAPITAL SHARES-The pro forma net asset value per share assumes the issuance of shares of the surviving fund that would have been issued at August 31,
   2001, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving fund, as of August 31, 2001, divided by the net asset value per share of the shares of the surviving fund as of August 31, 2001. The pro forma total number of shares outstanding for the combined fund consists of the following at August 31, 2001:

                                                                    Additional Shares
   Combined              Total Outstanding       Shares of          Assumed Issued
   Fund                  Shares                  Surviving Fund     in Reorganization
   -----------------------------------------------------------------------------------
   California Long-
   Term Tax-Free         47,116,656              28,306,617         18,810,039

4. INVESTMENTS-At August 31, 2001, the funds had the following net capital loss carryovers for federal income tax purposes available to offset future capital gains. To the extent that those carryover losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

                                           Net Capital Loss
   Fund                                    Carryover
   -----------------------------------------------------------------------------
   California Long-Term Tax-Free           $3,327,961
   California Insured Tax-Free             $1,148,513

CALIFORNIA LONG-TERM TAX-FREE / CALIFORNIA INSURED TAX-FREE

Proforma Combined Schedule of Portfolio Investments  August 31, 2001
(Unaudited)

                                  PROFORMA                                                                       PROFORMA
   FUND 1          FUND 2         COMBINED                                      FUND 1          FUND 2           COMBINED
   PRINCIPAL       PRINCIPAL      PRINCIPAL                                     MARKET          MARKET           MARKET
   AMOUNT          AMOUNT         AMOUNT        SECURITY DESCRIPTION            VALUE           VALUE            VALUE
---------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL SECURITIES  (89.2%)

CALIFORNIA  (88.8%)
   $2,300,000                     $2,300,000    Alameda County COP,             $1,080,103                       $1,080,103
                                                (MBIA) (1), 6.80%,
                                                06/15/17

                   $4,600,000     4,600,000     Alameda County COP,                             $4,764,266       4,764,266
                                                Series 2001 A, (MBIA),
                                                4.25%, 12/01/11

   5,400,000                      5,400,000     Association of Bay Area         5,333,688                        5,333,688
                                                Governments Finance Auth.
                                                for Nonprofit Corporations
                                                COP, (Episcopal Homes
                                                Foundation), 5.13%,
                                                07/01/18

                   1,000,000      1,000,000     Banning COP, (Wastewater                        1,306,830        1,306,830
                                                System, Refunding &
                                                Improvement), (AMBAC),
                                                8.00%, 01/01/19

                   1,205,000      1,205,000     Berryessa Union School                          1,316,029        1,316,029
                                                District GO, Series 2001 B,
                                                (Election of 1999), (FSA),
                                                5.38%, 08/01/17

                   1,205,000      1,205,000     Berryessa Union School                          1,308,654        1,308,654
                                                District GO, Series 2001 B,
                                                (Election of 1999), (FSA),
                                                5.38%, 08/01/18

                   1,500,000      1,500,000     Big Bear Lake Water Rev.,                       1,767,450        1,767,450
                                                (MBIA), 6.00%, 04/01/22

   1,000,000                      1,000,000     Blythe Redevelopment No.        1,015,620                        1,015,620
                                                1 Tax Allocation, 5.80%,
                                                05/01/28

   4,185,000                      4,185,000     Brea Redevelopment              4,257,108                        4,257,108
                                                Agency Tax Allocation Rev.,
                                                Series 2001 A, (Project AB),
                                                (AMBAC), 5.00%, 08/01/23

   1,220,000       900,000        2,120,000     Brea Redevelopment              1,320,211       973,926          2,294,137
                                                Agency Tax Allocation,
                                                (Project AB), (MBIA), 6.13%,
                                                08/01/13

                   1,950,000      1,950,000     Cabrillo Community                              757,010          757,010
                                                College District, Series 2000
                                                B (1), 6.15%, 08/01/20

   4,000,000                      4,000,000     California Educational          4,294,160                        4,294,160
                                                Facilities Auth. Rev.,
                                                (Pepperdine University),
                                                5.75%, 09/15/30

   2,500,000                      2,500,000     California Educational          2,482,625                        2,482,625
                                                Facilities Auth. Rev.,
                                                (Scripps College), 5.00%,
                                                08/01/31

   2,000,000                      2,000,000     California Educational          2,147,760                        2,147,760
                                                Facilities Auth. Rev., Series
                                                1997 B, (Pooled College &
                                                University Projects), 6.30%,
                                                04/01/21

   3,000,000                     3,000,000      California GO,                  3,547,860                        3,547,860
                                                (AMBAC), 6.13%, 10/01/11

   3,180,000       2,000,000     5,180,000      California GO,                  3,421,362       2,151,800        5,573,162
                                                (MBIA-IBC), 5.00%,
                                                10/01/12

   6,745,000       6,035,000     12,780,000     California GO,                  6,422,049       5,746,044        12,168,093
                                                (FGIC), 4.50%, 12/01/24

   5,500,000       2,000,000     7,500,000      California GO,                  4,994,990       1,816,360        6,811,350
                                                (MBIA), 4.25%,
                                                10/01/26

   1,410,000                     1,410,000      California GO, Series           1,596,543                        1,596,543
                                                1984 B, (New Prison
                                                Construction), 10.00%,
                                                08/01/03

   3,000,000                     3,000,000      California Health Facilities    2,117,760                        2,117,760
                                                Financing Auth. Rev., Series
                                                1989 A, (Kaiser
                                                Permanente) (1),
                                                7.15%, 10/01/09

                   1,250,000     1,250,000      California Health Facilities                    1,279,550        1,279,550
                                                Financing Auth. Rev., Series
                                                1991 A, (Adventist Health),
                                                (MBIA), 7.00%, 03/01/13

   2,500,000                     2,500,000      California Health Facilities    2,558,575                        2,558,575
                                                Financing Auth. Rev., Series
                                                1991 B, (Adventist Health),
                                                (MBIA), 6.75%, 03/01/14

   2,000,000                     2,000,000      California Health Facilities    2,072,120                        2,072,120
                                                Financing Auth. Rev., Series
                                                1992 A, (California
                                                Mortgage Insurance),
                                                6.75%, 03/01/20

   1,290,000                     1,290,000      California Health Facilities    1,336,711                        1,336,711
                                                Financing Auth. Rev., Series
                                                1992 C, (AIDS Healthcare
                                                Foundation), (California
                                                Mortgage Insurance), 6.25%,
                                                09/01/17

   5,165,000                     5,165,000      California Health Facilities    5,921,001                        5,921,001
                                                Financing Auth. Rev., Series
                                                1993 C, (St. Francis
                                                Memorial Hospital)(2),
                                                5.88%, 11/01/23

   1,975,000                     1,975,000      California Housing Finance      2,006,679                        2,006,679
                                                Agency Home Mortgage
                                                Rev., Series 1994 G,
                                                7.25%, 08/01/17

   1,290,000                     1,290,000      California Housing Finance      1,310,318                        1,310,318
                                                Agency Multi-Unit Rental
                                                Housing Rev., 6.88%,
                                                02/01/22

                   4,250,000     4,250,000      California Housing Finance                     4,486,173         4,486,173
                                                Agency Single Family
                                                Mortgage Rev., Series 1998
                                                C-4, (FHA/VA), 5.65%,
                                                08/01/16

                   4,000,000     4,000,000      California Public Works                        4,228,920         4,228,920
                                                Board Lease Rev., Series
                                                1993 A, (Department of
                                                Corrections), (AMBAC),
                                                5.00%, 12/01/19

   14,100,000      4,000,000     18,100,000     California Public Works        15,579,089      4,419,600         19,998,689
                                                Board Lease Rev., Series
                                                1993 D, (Department of
                                                Corrections), (FSA), 5.25%,
                                                06/01/15

                   3,135,000     3,135,000      California State                               3,383,386         3,383,386
                                                Universities and Colleges
                                                Rev., (FGIC), 5.75%, 11/01/15

                   3,925,000     3,925,000      California Statewide                           4,797,292         4,797,292
                                                Communities Development
                                                Auth. Rev. COP,
                                                (Gemological Institute),
                                                (Connie Lee), 6.75%,
                                                05/01/10

   9,000,000       7,000,000     16,000,000     California Statewide            9,314,099      7,244,300         16,558,399
                                                Communities Development
                                                Auth. Rev. COP, Series
                                                1998 A, (Sherman Oaks),
                                                (AMBAC, California
                                                Mortgage Insurance), 5.00%,
                                                08/01/22

   5,695,000                     5,695,000      Capistrano Unified School       6,631,144                        6,631,144
                                                District Community
                                                Facilities Special Tax,
                                                (Refunding Issue 1988-1),
                                                (FSA), 6.50%, 09/01/14

                   2,250,000     2,250,000      Carlsbad Unified School                         810,923          810,923
                                                District, (FGIC) (1),
                                                5.45%, 11/01/21

                   1,275,000     1,275,000      Carson Redevelopment                            1,445,748        1,445,748
                                                Agency Residential
                                                Mortgage COP, (Area No. 1),
                                                (MBIA), 5.50%, 10/01/16

                   1,520,000     1,520,000      Castaic Lake Water                              1,910,093        1,910,093
                                                Agency COP, Series 1994
                                                A, (Water System
                                                Improvement), (MBIA),
                                                7.00%, 08/01/12

   2,000,000                     2,000,000      Central California Joint        2,113,120                        2,113,120
                                                Powers Health Financing
                                                Auth. COP, (Community
                                                Hospitals of Central
                                                California), 6.00%, 02/01/30

   2,000,000                     2,000,000      Central California Joint        2,055,920                        2,055,920
                                                Powers Health Financing
                                                Auth. COP, (Community
                                                Hospitals), 5.75%, 02/01/31

   1,320,000                     1,320,000      Coalinga Public Financing       1,618,650                        1,618,650
                                                Auth. Local Obligation Rev.,
                                                Series 1998 A, (AMBAC),
                                                6.38%, 09/15/21

   13,500,000                    13,500,000     Compton Redevelopment           15,424,964                       15,424,964
                                                Agency Tax Allocation,
                                                Series 1995 A, (FSA),
                                                6.50%, 08/01/13

   2,580,000                     2,580,000      Concord Joint Power             2,825,513                        2,825,513
                                                Financing Auth. Lease Rev.,
                                                (Police Facilities), 5.25%,
                                                08/01/13

   2,615,000                     2,615,000      Concord Joint Powers            2,656,788                        2,656,788
                                                Financing Auth. Lease Rev.,
                                                (Concord Avenue Parking
                                                Structure), 5.13%, 03/01/23

                   5,700,000     5,700,000      Conejo Valley Unified                           3,193,881        3,193,881
                                                School District GO, Series
                                                2000 B, (FSA) (1),
                                                5.31%, 08/01/14

   4,000,000                     4,000,000      Contra Costa County             3,879,320                        3,879,320
                                                Public Financing Auth. Tax
                                                Allocation Rev., 5.25%,
                                                08/01/28

                    2,200,000    2,200,000      Contra Costa Water                              2,595,230        2,595,230
                                                District Rev., Series 1992 E,
                                               (AMBAC), 6.25%, 10/01/12

                    2,620,000    2,620,000      Escondido Unified School                        2,685,631        2,685,631
                                                District COP, (MBIA),
                                                4.75%, 07/01/19

                    1,695,000    1,695,000      Escondido Unified School                        1,712,170        1,712,170
                                                District COP, (MBIA),
                                                4.75%, 07/01/23

   2,675,000                     2,675,000      Fairfield-Suisun Sewer          2,902,883                        2,902,883
                                                District Rev., Series 2001 A,
                                                (FGIC), 5.25%, 05/01/15

                    3,100,000    3,100,000      Foothill-De Anza                                3,374,195        3,374,195
                                                Community College District
                                                COP, (Connie Lee), 6.25%,
                                                09/01/13

                    1,975,000    1,975,000      Fresno Sewer Rev., Series                       2,389,592        2,389,592
                                                1993 A-1, (AMBAC), 6.25%,
                                                09/01/14

                    5,000,000    5,000,000      Glendale Hospital Rev.,                         5,117,150        5,117,150
                                                Series 1991 A, (Adventist
                                                Health), (MBIA), 6.75%,
                                                03/01/13

                    4,830,000    4,830,000      Glendale Unified School                         5,338,792        5,338,792
                                                District COP, Series 1994 A,
                                                (AMBAC), 6.50%, 03/01/12

                    2,555,000    2,555,000      Golden Valley Unified                           2,627,613        2,627,613
                                                School District COP,
                                                (Financing Project),
                                                (AMBAC), 5.35%, 07/01/27

                    1,425,000    1,425,000      Golden Valley Unified                           255,674          255,674
                                                School District GO, Series
                                                2001 B, (FGIC) (1),
                                                5.48%, 08/01/34

   3,605,000                     3,605,000      Inglewood Redevelopment         3,890,372                        3,890,372
                                                Agency Tax Allocation,
                                                Series 1998 A, (Merged
                                                Redevelopment), (AMBAC),
                                                5.25%, 05/01/23

   1,815,000                     1,815,000      Kern County High School         2,329,571                        2,329,571
                                                District GO, (MBIA), (2),
                                                7.15%, 08/01/14

                    1,340,000    1,340,000      Kern High School District                       1,612,918        1,612,918
                                                GO, Series 1992 C, (MBIA),
                                                6.25%, 08/01/13

                    3,630,000    3,630,000      Kern High School District                       3,997,901        3,997,901
                                                GO, Series 1993 D, (MBIA),
                                                7.00%, 08/01/17

                    1,500,000    1,500,000      Lakewood Redevelopment                          1,587,150        1,587,150
                                                Agency Tax Allocation,
                                                Series 1992 A, (Project No.
                                                1), (FSA), 6.50%, 09/01/17

                    1,335,000    1,335,000      Little Lake City School                         1,513,663        1,513,663
                                                District GO, Series 2000 A,
                                                (FSA), 6.13%, 07/01/25

   2,500,000                     2,500,000      Long Beach Bond Finance         2,583,500                        2,583,500
                                                Auth. Lease Rev., (Plaza
                                                Parking Facility), 5.38%,
                                                11/01/27

   1,000,000                     1,000,000      Long Beach Industrial           969,330                          969,330
                                                Development Rev., Series
                                                1998 A, (CSU Foundation),
                                                5.25%, 02/01/23

   1,305,000                     1,305,000      Los Altos Association of        1,368,867                        1,368,867
                                                Bay Area Governments
                                                COP, 5.90%, 05/01/27

   1,950,000                      1,950,000     Los Altos School District       2,055,164                        2,055,164
                                                GO, Series 2001 B, 5.00%,
                                                08/01/16

   3,475,000                      3,475,000     Los Angeles Community           3,671,824                        3,671,824
                                                Redevelopment Agency
                                                Housing Rev., Series 1994
                                                A, (AMBAC), 6.45%,
                                                07/01/17

                   400,000        400,000       Los Angeles Community                           425,620          425,620
                                                Redevelopment Agency
                                                Housing Rev., Series 1994
                                                C, (AMBAC), 7.00%,
                                                01/01/14

                   3,500,000      3,500,000     Los Angeles Community                           3,857,420        3,857,420
                                                Redevelopment Agency Tax
                                                Allocation, Series 1993 H,
                                                (Bunker Hill), (FSA), 6.50%,
                                                12/01/14

                   4,000,000      4,000,000     Los Angeles Community                           4,395,960        4,395,960
                                                Redevelopment Agency Tax
                                                Allocation, Series 1993 H,
                                                (Bunker Hill), (FSA), 6.50%,
                                                12/01/15

   2,000,000                      2,000,000     Los Angeles County               2,296,520                       2,296,520
                                                Metropolitan Transportation
                                                Auth. Sales Tax Rev.,
                                                Series 1996 A, (Proposition
                                                A), Prerefunded at 101% of
                                                Par (MBIA), 6.00%, 07/01/06(2)

                   1,000,000      1,000,000     Los Angeles Department of                       1,056,800        1,056,800
                                                Water & Power Rev., Series
                                                2001 A-A-2, (Power
                                                Systems), (MBIA)(3),
                                                5.375%, 7/1/18

   2,340,000                      2,340,000     Los Angeles Department of       2,204,116                        2,204,116
                                                Water and Power
                                                Waterworks Rev., 4.50%,
                                                10/15/24

   8,000,000                      8,000,000     Metropolitan Water District     9,033,840                        9,033,840
                                                of Southern California
                                                Waterworks Rev., 5.75%,
                                                08/10/18

   2,485,000                      2,485,000     Metropolitan Water District     2,752,833                        2,752,833
                                                of Southern California
                                                Waterworks Rev., Series
                                                2001 A, 5.25%, 03/01/13

                   1,915,000      1,915,000     Mid-Peninsula Regional                          2,092,750        2,092,750
                                                Open Space District
                                                Financing Auth. Rev.,
                                                (AMBAC), 5.90%, 09/01/14

   5,150,000                      5,150,000     Mid-Peninsula Regional          5,765,271                        5,765,271
                                                Open Space District GO,
                                                7.00%, 09/01/14

   5,830,000       5,000,000      10,830,000    Modesto, Stockton,              7,255,202       6,222,300        13,477,502
                                                Redding Public Power
                                                Agency Rev., Series 1989
                                                D, (San Juan), (MBIA),
                                                (2), 6.75%, 07/01/20

                   1,065,000      1,065,000     Mountain View School                            1,207,529        1,207,529
                                                District Santa Clara County
                                                GO, Series 2000 B, (FSA),
                                                6.13%, 07/01/25

                   1,000,000      1,000,000     Oakland Joint Powers                            1,136,830        1,136,830
                                                Financing Auth. Rev.,
                                                (Convention Centers),
                                                (AMBAC), 5.50%, 10/01/14

   3,000,000        3,110,000    6,110,000      Oakland Redevelopment           3,394,440       3,518,903        6,913,343
                                                Agency Tax Allocation,
                                                (Central District), (AMBAC),
                                                5.50%, 02/01/14

                    2,700,000    2,700,000      Orange County Financing                         2,754,000        2,754,000
                                                Auth. Tax Allocation, Series
                                                1992 A, (MBIA), 6.25%,
                                                09/01/01

   2,350,000                     2,350,000      Oxnard School District GO,      2,764,752                        2,764,752
                                                Series 2001 A, (MBIA)
                                                (3), 5.75%, 8/1/22

   3,150,000                     3,150,000      Oxnard School District GO,      3,703,172                        3,703,172
                                                Series 2001 A, (MBIA)
                                                (3), 5.75%, 8/1/30

   2,950,000                     2,950,000      Pasadena COP, (Old              3,439,789                        3,439,789
                                                Pasadena Parking Facility),
                                                6.25%, 01/01/18

                    2,500,000    2,500,000      Pico Rivera Water Auth.                         2,772,400        2,772,400
                                                Rev., Series 1999 A, (Water
                                                Systems), (MBIA), 5.50%,
                                                05/01/29

   4,475,000                     4,475,000      Pittsburg Redevelopment         4,727,972                        4,727,972
                                                Agency Tax Allocation, (Los
                                                Medanos Community
                                                Development), 6.20%,
                                                08/01/19

   5,000,000                     5,000,000      Pittsburg Redevelopment         5,259,050                        5,259,050
                                                Agency Tax Allocation, (Los
                                                Medanos Community
                                                Development), 6.25%,
                                                08/01/26

                    1,000,000    1,000,000      Pomona Unified School                           1,277,620        1,277,620
                                                District GO, Series 2000 A,
                                                (MBIA), 6.55%, 08/01/29

   1,000,000                     1,000,000      Pomona Unified School           1,192,350                        1,192,350
                                                District GO, Series 2001 A,
                                                (MBIA), 6.15%, 08/01/30

   1,110,000                     1,110,000      Poway Redevelopment             1,195,659                        1,195,659
                                                Agency COP, (Paguay
                                                Redevelopment), (AMBAC),
                                                5.38%, 12/15/20

                    515,000      515,000        Ramona Municipal Water                          524,759          524,759
                                                District COP, (AMBAC),
                                                7.20%, 10/01/10

                    1,100,000    1,100,000      Redlands Unified School                         1,114,058        1,114,058
                                                District COP, (FSA), 6.00%,
                                                09/01/12

                    1,000,000    1,000,000      Redwood City Elementary                         1,073,600        1,073,600
                                                School District GO, (FGIC),
                                                5.00%, 08/01/16

   3,075,000                     3,075,000      Riverside County Asset          3,193,941                        3,193,941
                                                Leasing Corp. Leasehold
                                                Rev., Series 1997 B,
                                                (Riverside County Hospital),
                                                (MBIA), 5.00%, 06/01/19

                    1,500,000    1,500,000      Sacramento City Financing                       1,652,670        1,652,670
                                                Auth. COP, Series 1993 A,
                                                (AMBAC), 5.40%, 11/01/20

   1,915,000                     1,915,000      Sacramento City Financing       2,053,531                        2,053,531
                                                Auth., (Capital
                                                Improvement), 5.60%,
                                                06/01/24

   8,705,000        17,500,000   26,205,000     Sacramento Municipal            9,402,357       18,901,924       28,304,281
                                                Utility District Electric Rev.,
                                                Series 1997 K, (AMBAC),
                                                5.25%, 07/01/24(4)

   2,500,000                     2,500,000      Sacramento Municipal            2,719,175                        2,719,175
                                                Utility District Rev., Series
                                                2001 O, (MBIA), 5.25%,
                                                08/15/15

   1,000,000                     1,000,000      Saddleback Valley Unified       1,187,110                        1,187,110
                                                School District Public
                                                Financing Auth. Special Tax,
                                                Series 1997 A, (FSA),
                                                6.00%, 09/01/16

                    1,000,000    1,000,000      San Bernardino County                           1,002,200        1,002,200
                                                GO, 5.50%, 09/28/01

                    1,345,000    1,345,000      San Diego Community                             1,578,963        1,578,963
                                                College District Lease Rev.,
                                                Prerefunded at 102% of
                                                Par (MBIA), 6.13%, 12/01/06(2)

   3,400,000        7,000,000    10,400,000     San Diego County COP,           3,907,518       8,044,890        11,952,408
                                                (AMBAC), 3.625%, 09/01/12

   4,640,000                     4,640,000      San Diego County COP,           4,879,006                        4,879,006
                                                (Burnham Institute), 6.25%,
                                                09/01/29

   3,500,000                     3,500,000      San Diego County                3,258,640                        3,258,640
                                                Regional Transportation
                                                Commission Sales Tax
                                                Rev., Series 1991 A, (1)(2)
                                                , 6.93%, 04/01/04

                    2,000,000    2,000,000      San Francisco City and                          1,900,640        1,900,640
                                                County Airport Commission
                                                International Airport Rev.,
                                                Issue 15B, (MBIA), 4.50%,
                                                05/01/25

                    8,330,000    8,330,000      San Francisco City and                          9,021,473        9,021,473
                                                County Airport Commission
                                                International Airport Rev.,
                                                Issue 2, (MBIA), 6.75%,
                                                05/01/20

   9,000,000                     9,000,000      San Francisco City and          8,597,340                        8,597,340
                                                County Airport Commission
                                                International Airport Rev.,
                                                Issue 20, (MBIA), 4.50%,
                                                05/01/23

   4,200,000        3,500,000    7,700,000      San Francisco City and          3,984,372       3,320,310        7,304,682
                                                County Airport Commission
                                                International Airport Rev.,
                                                Issue 20, (MBIA), 4.50%,
                                                05/01/26

                    6,000,000    6,000,000      San Francisco City and                          5,731,560        5,731,560
                                                County Airport Commission
                                                International Airport Rev.,
                                                Issue 21, (MBIA), 4.50%,
                                                05/01/23

   1,000,000                     1,000,000      San Francisco City and          1,133,410                        1,133,410
                                                County Redevelopment
                                                Hotel Tax Rev.,
                                                Prerefunded at 102% of Par
                                                (FSA), 6.75%, 07/01/04(2)

   3,000,000                     3,000,000      San Jose Financing Auth.        3,060,000                        3,060,000
                                                Rev., Series 1993 C,
                                                (Convention Center), 6.38%,
                                                09/01/13

   2,715,000                     2,715,000      San Marcos Public               2,904,045                        2,904,045
                                                Facilities Authority, Series
                                                2000 A, (Tax Increment
                                                Project Area 3), 6.75%,
                                                10/01/30

                    3,535,000    3,535,000      San Mateo County Joint                          4,362,296        4,362,296
                                                Powers Auth. Lease Rev.,
                                                (Capital Projects Program),
                                                (MBIA), 6.50%, 07/01/15

   3,975,000                     3,975,000      San Mateo County Joint          4,914,014                        4,914,014
                                                Powers Auth. Lease Rev.,
                                                (Capital Projects Program),
                                                (MBIA), 6.50%, 07/01/16

   4,000,000                     4,000,000      San Mateo County Joint          4,716,520                        4,716,520
                                                Powers Auth. Lease Rev.,
                                                (Capital Projects Program),
                                                (MBIA), 6.00%, 07/01/19

                    3,500,000    3,500,000      San Mateo County Joint                          3,664,325        3,664,325
                                                Powers Auth. Lease Rev.,
                                                (Capital Projects Program),
                                                (MBIA), 5.00%, 07/01/21

                    1,000,000    1,000,000      San Mateo County                                1,091,830        1,091,830
                                                Transportation District Sales
                                                Tax Rev., Series 1993 A,
                                                (MBIA), 5.25%, 06/01/18

   3,500,000                     3,500,000      Santa Ana Financing Auth.       4,232,375                        4,232,375
                                                Lease Rev., (MBIA), 6.25%,
                                                07/01/15

                    2,000,000    2,000,000      Santa Margarita-Dana Point                      2,599,760        2,599,760
                                                Auth. Rev., Series 1994 B,
                                                (Improvement Districts 3,
                                                3A, 4, 4A), (MBIA), 7.25%,
                                                08/01/14

   4,830,000                     4,830,000      Santa Monica Community          5,185,247                        5,185,247
                                                College District COP, Series
                                                1997 A, 5.90%, 02/01/27

                    2,500,000    2,500,000      South Coast Air Quality                         2,938,375        2,938,375
                                                Management District Building
                                                GO, (Installment Sale
                                                Headquarters), (AMBAC),
                                                6.00%, 08/01/11

   3,260,000                     3,260,000      Southern California Public      3,263,716                        3,263,716
                                                Power Auth. Rev., 6.00%
                                                07/01/18

   7,315,000                     7,315,000      Southern California Public      9,058,091                        9,058,091
                                                Power Auth. Rev., (Multiple
                                                Projects), (FSA), 6.75%,
                                                07/01/12

   3,730,000                     3,730,000      Southern California Public      4,647,170                        4,647,170
                                                Power Auth. Rev., (Multiple
                                                Projects), (FSA), 6.75%,
                                                07/01/13

   1,425,000                     1,425,000      Southern California Public      1,444,223                        1,444,223
                                                Power Auth. Rev.,
                                                (Transmission), 7.00%,
                                                07/01/09

   3,000,000                     3,000,000      Southern California Public      2,766,150                        2,766,150
                                                Power Auth. Rev., Series
                                                1989 A, (AMBAC) (1),
                                                7.15%, 07/01/04

   2,000,000                     2,000,000      Southern Orange County          2,504,640                        2,504,640
                                                Finance Auth. Special Tax
                                                Rev., Series 1994 A,
                                                (MBIA), 7.00%, 09/01/11

                    1,525,000    1,525,000      Stanton Redevelopment                           1,600,442        1,600,442
                                                Agency Tax Allocation,
                                                (Stanton Community
                                                Development), (AMBAC),
                                                5.45%, 12/01/17

   2,850,000                     2,850,000      Stockton Health Facilities      2,907,200                        2,907,200
                                                Auth. Rev., Series 1997 A,
                                                (Dameron Hospital
                                                Association), 5.70%,
                                                12/01/14

   2,000,000                     2,000,000      Taft Public Financing Auth.     2,169,000                        2,169,000
                                                Lease Rev., Series 1997 A,
                                                (Community Correctional
                                                Facility), 6.05%, 01/01/17

   1,400,000                     1,400,000      Torrance Redevelopment          1,403,234                        1,403,234
                                                Agency Tax Allocation,
                                                Series 1998 A, (Downtown
                                                Redevelopment), 5.60%,
                                                09/01/28

                    2,500,000    2,500,000      Ukiah Electric Rev.,                            3,025,525        3,025,525
                                                (MBIA), 6.25%, 06/01/18

   1,650,000                     1,650,000      University Of California        1,714,895                        1,714,895
                                                Rev., Series 2000 K,
                                                (Multi-purpose), 5.30%,
                                                09/01/30

                    1,445,000    1,445,000      Walnut Valley Unified                           1,711,689        1,711,689
                                                School District GO, Series
                                                1992 B, (AMBAC), 6.00%,
                                                08/01/10

   3,020,000                     3,020,000      Watsonville Insured             3,537,719                        3,537,719
                                                Hospital Rev., Series 1996
                                                A, (Watsonville Community
                                                Hospital), (California
                                                Mortgage Insurance)(2)
                                                6.20%, 07/01/12
   2,185,000                     2,185,000      West Kern County Water          2,254,286                        2,254,286
                                                District COP, 5.63%,
                                                06/01/31

                    4,525,000    4,525,000      Woodland COP,                                   5,200,629        5,200,629
                                                                                                -----------     ------------
                                                (Wastewater System
                                                Reference), (AMBAC),
                                                5.75%, 03/01/12
                                                                                303,091,252     204,695,964      507,787,216
                                                                                ------------    -------------    -------------
PUERTO RICO  (0.4%)
   2,000,000                     2,000,000      Puerto Rico Municipal           2,046,920                         2,046,920
                                                                                -----------                      ------------
                                                Finance Agency GO, Series
                                                  1999 A, 5.00%, 08/01/02
Total MUNICIPAL SECURITIES                                                      305,138,172     204,695,964      509,834,136
                                                                                ------------    -------------    -------------

SHORT-TERM MUNICIPAL SECURITIES  (9.3%)
CALIFORNIA  (9.3%)
   1,800,000                     1,800,000      California Statewide            1,800,000                         1,800,000
                                                Communities Development
                                                Auth. Rev., Series 2000 N6,
                                                VRDN (Acquired 8/29/01,
                                                Cost $1,800,000)(5),
                                                2.00%, 09/05/01

   4,100,000                     4,100,000      Irvine Improvement Bond         4,100,000                         4,100,000
                                                Act 1915 Special
                                                Assessment, (District No.
                                                94-15), VRDN, (LOC:
                                                Canadian Imperial Bank of
                                                Commerce), 2.35%,
                                                09/04/01

                    10,000,000   10,000,000     Irvine Ranch Water District                     10,000,000       10,000,000
                                                Rev., Series 1993 A,
                                                VRDN, (LOC: Bank of
                                                America N.A.), 2.30%, 09/05/01

   3,656,358        1,606,479    5,262,837      Koch Certificates Trust         3,656,358       1,606,479        5,262,837
                                                Rev., Series 1999-2, VRDN,
                                                (AMBAC), (SBBPA: State
                                                Street Bank & Trust Co.)
                                                (Acquired 8/1/01 and
                                                8/2/01, Cost $3,656,358
                                                and $1,606,479,
                                                respectively)(5),
                                                2.01%, 09/06/01

   1,500,000                     1,500,000      Los Angeles Water &             1,500,000                        1,500,000
                                                Power Rev., VRDN, (LOC:
                                                Toronto Dominion Bank),
                                                2.00%, 09/06/01

   4,200,000        3,200,000    7,400,000      Metropolitan Water District     4,200,000       3,200,000        7,400,000
                                                of Southern California Rev.,
                                                Series 2000 B-1, VRDN,
                                                2.30%, 09/04/01

   2,595,000                     2,595,000      Newport Beach Rev.,             2,595,000                        2,595,000
                                                (Hoag Memorial
                                                Presbyterian
                                                Hospital), VRDN,
                                                2.30%, 09/04/01

   4,100,000                     4,100,000      Orange County Sanitation        4,100,000                        4,100,000
                                                Districts COP, Series 2000
                                                B, VRDN, (LOC: Dexia
                                                Public Finance Bank SA),
                                                2.35%, 09/04/01

   16,200,000                    16,200,000     Rancho Mirage Joint             16,200,000                       16,200,000
                                                                                -----------                      ------------
                                                Powers Financing Auth.
                                                Rev., Series 2001 B,
                                                (Eisenhower Medical Center),
                                                VRDN, (LOC: Allied Irish
                                                Bank PLC) (4), 2.30%,
                                                09/04/01
                                                                                 ------------  -------------    -------------
Total SHORT-TERM MUNICIPAL SECURITIES
                                                                                  38,151,358    14,806,479       52,957,837
                                                                                 ------------  -------------    -------------
MUNICIPAL DERIVATIVES(6)  (1.5%)
CALIFORNIA  (1.5%)
   4,000,000                     4,000,000      Northern California               4,280,000                      4,280,000
                                                Transmission Rev., Inverse
                                                Floater, (MBIA), 7.10%,
                                                4/29/24
                    1,000,000    1,000,000      San Diego County Water                          1,253,749        1,253,749
                                                Auth. Rev. COP,
                                                (Registration Rites), Yield
                                                Curve Notes, Inverse
                                                Floater, (FGIC), 8.95%,
                                                4/22/09
                    3,000,000    3,000,000      Southern California Public                      3,322,500        3,322,500
                                                                                               -----------     ------------
                                                Power Auth. Rev., Yield
                                                Curve Notes, Inverse
                                                Floater, (FGIC), 7.62%,
                                                7/1/17
                                                                                  4,280,000     4,576,249        8,856,249
                                                                                 ------------  ------------     -------------
Total MUNICIPAL DERIVATIVES

TOTAL INVESTMENT SECURITIES  - 100.0%                                             $347,569,530  $224,078,692     $571,648,222
                                                                                 =============  =============    ==============

Percentages indicated are based on combined total investment securities of $571,648,222.

Notes to Schedule of Investments

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

SBBPA = Standby Bond Purchase Agreement

VA = Veteran's Administration

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
August 31, 2001.

(1)  Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(2)  Escrowed to maturity in U.S. government securities or state and local government securities.

(3)  When-issued security.

(4)  Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

(5)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2001, was $7,062,837, which represented 1.3% of combined net assets.

(6)  Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change.

See notes to Pro Forma financial statements.

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

--------------------------------------------------------------------------------

PART C    OTHER INFORMATION

ITEM 15   Indemnification
          As stated in Article VII, Section 3 of the Amended and Restated
          Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a) to the Registration Statement, Indemnification "The
          Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he becomes involved by virtue of his capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of the Trustees."

          Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on March 9,
          1998, appearing as Exhibit (b)(2) to Post-Effective Amendment No. 28.

ITEM 16   EXHIBITS (All exhibits not filed herewith are being incorporated herein by reference.)

(1)       (a) Amended and Restated Agreement and Declaration of Trust dated
          March 9, 1998 and amended March 1, 1999, (filed electronically as
          Exhibit a1 to Post-Effective Amendment No. 29 to the Registration
          Statement, on December 29, 1999, File No. 2-82734).

          (b) Amendment No. 1 to the Declaration of Trust dated March 6, 2001
          (filed electronically as Exhibit a2 to Post-Effective Amendment No. 32
          to the Registration Statement, on April 18, 2001, File No. 2-82734).

(2)       Amended and Restated Bylaws dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust, on March 26, 1998, File
          No. 2-91229).

(3)       Not applicable

(4)       Agreement and Plan of Reorganization is included herein.

(5)       Not applicable

(6)       (a) Management Agreement (Investor Class) between American Century
          California Tax-Free and Municipal Funds and American Century
          Investment Management, Inc., dated August 1, 1997 (filed
          electronically as Exhibit 5 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 1997, File No. 2-99222).

          (b) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds and American
          Century Investment Management, Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to Post-Effective Amendment No. 23 to the
          Registration Statement of American Century Municipal Trust on March
          26, 1998, File No. 2-91229).

          (c) Amendment to the Management Agreement (Investor Class) between
          American Century California Tax-Free and Municipal Funds and American
          Century Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 39 to the
          Registration Statement of American Century Government Income Trust, on
          July 28, 1999, File No. 2-99222).

          (d) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds and
          American Century Investment Management, Inc. dated September 16, 2000
          (filed electronically as Exhibit d4 of Post-Effective Amendment No. 30
          to the Registration Statement of the Registrant on December 29, 2000,
          File No. 2-82734).

          (e) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds and
          American Century Investment Management, Inc. dated August 1, 2001
          (filed electronically as Exhibit d5 to Post-Effective Amendment No. 44
          to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222).

          (f) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century California Tax-Free and Municipal Funds and
          American Century Investment Management, Inc. dated December 3, 2001
          (filed electronically as Exhibit d6 to Post-Effective Amendment No. 16
          to the Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (g) Management Agreement (C Class) between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (h) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated August 1, 2001
          (filed electronically as Exhibit d10 to Post-Effective Amendment No.
          44 to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222).

          (i) Amendment No. 2 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated December 3, 2001
          (filed electronically as Exhibit d13 to Post-Effective Amendment No.
          16 to the Registration Statement of American Century Investment Trust,
          on November 30, 2001, File No. 33-65170).

(7)       (a) Distribution Agreement between American Century California
          Tax-Free and Municipal Funds and American Century Investment Services,
          Inc. dated March 13, 2000 (filed electronically as Exhibit e7 to
          Post-Effective Amendment No. 17 to the Registration Statement of
          American Century World Mutual Funds, Inc. on March 30, 2000, File No
          33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc. dated June 1, 2000 (filed electronically as
          Exhibit e9 to Post-Effective Amendment No. 19 to the Registration
          Statement of American Century World Mutual Funds, Inc. on May 24,
          2000, File No. 33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc. dated November 20, 2000 (filed
          electronically as Exhibit e10 to Post-Effective Amendment No. 29 to
          the Registration Statement of American Century Variable Portfolios,
          Inc. on December 1, 2000, File No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc. dated March 1, 2001 (filed electronically as
          Exhibit e4 to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century Target Maturities Trust on April 17,
          2001, File No. 2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc. dated April 30, 2001 (filed electronically as Exhibit e5 to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century Target Maturities Trust on April 17,
          2001, File No. 2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc., dated August 1, 2001 (filed as Exhibit e6 to Post-Effective Amendment No. 21 to the Registration Statement of
          American Century Capital Portfolios, Inc., on July 30, 2001, File No.
          33-64872).

          (g) Amendment No 6 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc., dated August 1, 2001 (filed as Exhibit e7 to Post-Effective Amendment No. 21 to the Registration Statement of
          American Century Capital Portfolios, Inc., on July 30, 2001, File No.
          33-64872).

          (h) Amendment No. 7 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc., dated August 1, 2001 (filed electronically as Exhibit d8 to Post-Effective Amendment No. 16 to the Registration
          Statement of American Century Investment Trust, on November 30, 2001,
          File No. 33-65170).

          (i) Amendment No. 8 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc., dated March 1, 2002 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 96 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          2002, File No. 2-14213).

          (j) Amendment No. 9 to the Distribution Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Investment Services, Inc., dated March 6, 2002 (filed electronically as Exhibit e10 to Post-Effective Amendment No. 96 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          2002, File No. 2-14213).

(8)       Not applicable.

(9)       (a) Master Agreement by and between Commerce Bank N.A. and Twentieth
          Century Services, Inc. dated January 22, 1997 (filed electronically as
          Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          1997, File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 of Post-Effective Amendment No. 31 to the Registration
          Statement of the American Century Government Income Trust, on February
          7, 1997, File No. 2-99222).

          (c) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank dated December 9, 2000 (filed electronically as Exhibit g2 of Pre-Effective Amendment No. 2 to the
          Registration Statement of American Century Variable Portfolios II,
          Inc., on January 9, 2001, File No. 333-46922).

(10)      (a) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class) dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (b) Amendment No. 1 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class) dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (c) Amendment No. 2 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (d) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds dated August 1, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
          Statement of American Century Government Income Trust, on July 31,
          2001, File No. 2-99222).

          (f) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated December 3, 2001 (filed
          electronically as Exhibit n3 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (g) Amendment No. 3 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (filed electronically as Exhibit n4 to
          Post-Effective Amendment No. 46 to the Registration Statement of the
          Registrant, on March 4, 2002, File No. 2-99222).

(11)      Opinion and consent of counsel as to the legality of the securities being registered (filed electronically as Exhibit to Post-Effective
          Amendment No. 30 to the Registration Statement of the Registrant on
          December 29, 1999, File No. 2-82734).

(12)      Opinion and Consent of Counsel as to the tax matters and consequences to shareholders (filed electronically as Exhibit 12 on Form N-14 to the Registration Statement, on March 13, 2002, File No. 2-82734).

(13)      (a) Transfer Agency Agreement between American Century California
          Tax-Free and Municipal Funds and American Century Services
          Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 filed electronically as Exhibit m5 to Post-Effective Amendment No. 44
          to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222 to Post-Effective Amendment
          No. 33 to the Registration Statement of American Century Government
          Income Trust on July 31, 1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Services Corporation dated March 9, 1998 (filed electronically as
          Exhibit 9 to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Services Corporation dated June 29, 1998 (filed electronically as
          Exhibit 9b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Quantitative Equity Funds on June 29,
          1998, File No. 33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Services Corporation dated November 20, 2000 (filed electronically as
          Exhibit h4 to Post-Effective Amendment No. 30 to the Registration
          Statement of the Registrant on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Services Corporation, dated August 1, 2001 (filed electronically as
          Exhibit h5 to Post-Effective Amendment No. 44 to the Registration
          Statement of American Century Government Income Trust, on July 31,
          2001, File No. 2-99222).

          (f) Amendment No. 4 to the Transfer Agency Agreement between American
          Century California Tax-Free and Municipal Funds and American Century
          Services Corporation dated December 3, 2001 (filed electronically as
          Exhibit h6 to Post-Effective Amendment No. 16 to the Registration
          Statement of American Century Investment Trust, on November 30, 2001,
          File No. 33-65170).

          (g) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust, on January 31, 2001, File No. 2-94608).

(14)      (a) Consent of PricewaterhouseCoopers LLP, independent accountants

          (b) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as an Exhibit to Post-Effective Amendment No. 28 to the
          Registration Statement of the Registrant on December 28, 1998).

(15)      Not applicable.

(16)      Power of Attorney dated September 16, 2000 (filed electronically as
          Exhibit j3 to Post-Effective Amendment No. 30 to the Registration
          Statement of the Registrant on December 29, 2000, File No. 2-82734).

(17)     (a) Form of proxy vote cards is filed herein.

          (b)California Insured Tax-Free and California Long-Term Tax-Free
          Prospectus Investor Class and Statement of Additional Information
          dated January 1, 2002 (filed electronically as a part of
          Post-Effective Amendment No. 33 to the Registration Statement of the
          Registrant on December 28, 2001, File No. 2-82734).

          (c) California Insured Tax-Free and California Long-Term Tax-Free
          Annual Reports dated August 31, 2001 (filed electronically on November
          1, 2001).

ITEM 17.  Undertakings - Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the
City of Kansas City, and State of Missouri, on the 15th day of April, 2002.

                     AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

                     By:  /*/William M. Lyons
                         President and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                   Date
---------                                 -----                   ----

*William M. Lyons                    President and            April 15, 2002
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   April 15, 2002
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             April 15, 2002
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 April 15, 2002
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 April 15, 2002
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 April 15, 2002
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 April 15, 2002
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 April 15, 2002
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).